UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectus online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,054.50	0.90%	$4.58
Class B	1,000.00	1,054.40	0.90%	4.58
Class C	1,000.00	1,050.40	1.65%	8.39
Institutional Class**	1,000.00	1,031.40	0.65%	1.09

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,020.33	0.90%	4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class**	1,000.00	1,021.57	0.65%	3.26

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,044.70	0.84%	$4.26
Class C	1,000.00	1,040.30	1.69%	8.55
Institutional Class**	1,000.00	1,024.60	0.69%	1.15

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class**	1,000.00	1,021.37	0.69%	3.46

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,054.10	0.89%	$4.53
Class B	1,000.00	1,052.30	1.04%	5.29
Class C	1,000.00	1,050.10	1.64%	8.34
Institutional Class**	1,000.00	1,032.20	0.64%	1.07

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,019.64	1.04%	5.21
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class**	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The Institutional Class shares commenced on Dec. 31, 2013. The actual ending account value and the expenses paid during period reflect a shorter period of 60 days. The hypothetical example assumes the entire half year period.

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	98.64%
Corporate-Backed Revenue Bonds	3.65%
Education Revenue Bonds	8.18%
Electric Revenue Bonds	4.05%
Healthcare Revenue Bonds	40.21%
Housing Revenue Bonds	5.68%
Lease Revenue Bonds	4.22%
Local General Obligation Bonds	8.55%
Pre-Refunded / Escrowed to Maturity Bonds	11.13%
Special Tax Revenue Bonds	2.64%
State General Obligation Bonds	4.02%
Transportation Revenue Bonds	3.27%
Water & Sewer Revenue Bonds	3.04%

Short-Term Investment	0.08%

Total Value of Securities	98.72%

Receivables and Other Assets Net of Liabilities	1.28%

Total Net Assets	100.00%

4

Security type / sector allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	97.89%
Corporate-Backed Revenue Bonds	3.48%
Education Revenue Bonds	14.54%
Electric Revenue Bonds	6.81%
Healthcare Revenue Bonds	35.12%
Housing Revenue Bonds	1.51%
Lease Revenue Bonds	4.94%
Local General Obligation Bonds	12.30%
Pre-Refunded / Escrowed to Maturity Bonds	4.05%
Special Tax Revenue Bonds	2.76%
State General Obligation Bonds	5.58%
Transportation Revenue Bonds	5.39%
Water & Sewer Revenue Bond	1.41%

Short-Term Investments	1.15%

Total Value of Securities	99.04%

Receivables and Other Assets Net of Liabilities	0.96%

Total Net Assets	100.00%

5

Security type / sector allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	97.73%
Corporate-Backed Revenue Bonds	4.07%
Education Revenue Bonds	12.10%
Electric Revenue Bonds	5.27%
Healthcare Revenue Bonds	43.05%
Housing Revenue Bonds	8.52%
Lease Revenue Bonds	3.89%
Local General Obligation Bonds	8.84%
Pre-Refunded Bond	0.84%
Special Tax Revenue Bonds	5.66%
State General Obligation Bonds	1.64%
Transportation Revenue Bonds	3.85%

Short-Term Investments	0.78%

Total Value of Securities	98.51%

Receivables and Other Assets Net of Liabilities	1.49%

Total Net Assets	100.00%

6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.64%

Corporate-Backed Revenue Bonds – 3.65%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,001,448
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,496,960
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	7,530,000	6,041,093

		20,539,501

Education Revenue Bonds – 8.18%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,529,435
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	290,000	292,735
Series A 5.75% 8/1/44	760,000	767,083
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,269,371
Series A 5.00% 10/1/21	1,340,000	1,606,419
Series A 5.00% 10/1/28	8,900,000	9,959,812
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,996,856
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,254,638
Series 6-J1 5.00% 5/1/36	2,225,000	2,226,736
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,527,450
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,102,380
Series 7-D 5.00% 3/1/30	1,500,000	1,647,690
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,474,369
Series 7-Q 5.00% 10/1/23	350,000	391,619
Series 7-Q 5.00% 10/1/24	475,000	524,210
Series 7-Q 5.00% 10/1/27	200,000	213,140
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,926,342
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,383,200
Series 7-A 5.00% 10/1/39	2,000,000	2,101,800
Series 7-U 5.00% 4/1/23	550,000	645,810
University of Minnesota
Series D 5.00% 12/1/27	1,000,000	1,146,290

		45,987,385

7

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 4.05%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	$3,145,080
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	769,454
Series A 5.00% 12/1/19	520,000	611,229
Minnesota Municipal Power Agency Electric Revenue 5.00% 10/1/35	3,000,000	3,145,080
Series A 5.00% 10/1/34	4,750,000	4,859,155
Series A 5.125% 10/1/29	3,000,000	3,072,270
Northern Minnesota Municipal Power Agency
Series A 5.00% 1/1/25	125,000	141,636
Series A 5.00% 1/1/26	425,000	476,361
Series A 5.00% 1/1/31	520,000	564,226
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	343,719
Series B 5.00% 12/1/28	275,000	318,090
Series B 5.00% 12/1/31	1,365,000	1,543,201
Series B 5.00% 12/1/33	300,000	334,941
Southern Minnesota Municipal Power Agency Power Supply Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,432,400

		22,756,842

Healthcare Revenue Bonds – 40.21%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,111,256
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,553,340
6.20% 7/1/45	2,000,000	2,063,740
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	993,890
Series A 7.00% 11/1/46	1,220,000	1,196,808
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,014,738
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,703,456

8

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	$2,517,700
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	659,920
Series A 5.00% 4/1/40	705,000	632,209
Series A 5.00% 4/1/48	315,000	276,642
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	1,887,722
6.00% 6/15/39	3,570,000	3,649,147
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,260,288
5.40% 8/1/40	1,000,000	1,010,680
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	506,025
4.00% 4/1/25	660,000	665,207
4.00% 4/1/31	140,000	133,316
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,621,320
5.25% 5/1/37	2,950,000	2,986,728
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	211,801
Series A 6.625% 11/15/28	3,000,000	3,546,750
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,321,591
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,528,050
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,788,428
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,016,243
Minneapolis National Marrow Donor Program Revenue 4.875% 8/1/25	6,430,000	6,532,880
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,797,685
Series A 5.25% 8/15/35	2,085,000	2,233,348
(Health Partners Obligation Group Project) 5.875% 12/1/29	395,000	396,327

9

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	$1,894,867
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,032,204
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,640,650
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,745,101
Un-Refunded Balance
5.75% 11/15/26 (NATL-RE)	180,000	180,261
6.375% 11/15/29	15,000	15,068
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/26	3,785,000	3,870,692
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,799
Series A 5.00% 11/1/32	330,000	326,816
Series A 5.00% 11/1/42	1,250,000	1,187,875
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,496,399
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,101,495
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	5,180,000	5,073,396
Series A 4.00% 11/15/30 —	750,000	842,843
Series D Remarketing 5.00% 11/15/38	6,405,000	6,829,075
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	335,787
5.00% 7/1/33	650,000	692,387
5.875% 7/1/30	1,850,000	2,038,682
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,265,370
Series A 5.30% 9/1/37	1,200,000	1,117,416
Series A 6.375% 9/1/42	2,435,000	2,518,350
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,224,167
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,011,220
5.25% 9/1/34	7,000,000	7,023,240

10

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	$1,502,550
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,077,440
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,397,800
Series A 5.00% 5/1/25	1,035,000	1,074,030
Series A 5.125% 5/1/30	9,350,000	10,119,225
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	18,037,635
Series C 5.50% 7/1/23	3,000,000	3,261,000
Series C 5.625% 7/1/26	1,925,000	2,079,096
Series C 5.75% 7/1/30	5,035,000	5,374,409
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,504,898
Series A-1 5.25% 11/15/29	5,605,000	6,108,665
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,081,621
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/30	4,000,000	4,096,240
6.00% 11/15/35	10,340,000	10,561,379
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,143,880
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,740,803
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	499,300
Series A 5.375% 5/1/43	500,000	481,965
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,004,640
Washington County Housing & Redevelopment Authority
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,425,300

11

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	$1,068,585
Series A 5.75% 11/1/39	2,365,000	2,417,716
Series A 6.00% 5/1/47	3,685,000	3,809,590
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	864,314
4.65% 7/1/26	540,000	548,532

		225,996,008

Housing Revenue Bonds – 5.68%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	700,000	700,742
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,910,000	8,093,196
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	1,170,000	1,171,638
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) —	2,035,000	2,041,125
Series I 4.85% 7/1/38 (AMT)	1,480,000	1,489,339
Series I 5.15% 7/1/38 (AMT)	4,455,000	4,492,823
Series L 5.10% 7/1/38 (AMT)	8,345,000	8,783,279
Series M 4.875% 7/1/37 (AMT)	2,315,000	2,330,441
Minnesota Housing Finance Agency Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,225,000	2,355,786
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	485,000	485,674

		31,944,043

Lease Revenue Bonds – 4.22%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,366,600
Series A 5.00% 6/1/43	3,835,000	4,142,951
Series B 4.00% 3/1/26	6,595,000	7,051,902
Series B 5.00% 3/1/28	2,500,000	2,844,700
Series B 5.00% 3/1/29	3,475,000	3,925,603
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research) 5.00% 8/1/35	3,960,000	4,363,168

		23,694,924

12

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 8.55%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	$575,155
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,423,436
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,098,195
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,241,268
Series C 5.00% 3/1/28	5,000,000	5,457,900
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,087,920
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.05% 2/1/15 (NATL-RE) ^	1,075,000	1,069,786
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,725,903
Shakopee Independent School District No. 720
(School Building) Crossover 5.00% 2/1/21	1,000,000	1,196,330
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,788,600
Series A 4.75% 2/1/26	3,600,000	3,960,144
Series A 4.75% 2/1/27	2,300,000	2,496,765
St. Paul Independent School District No. 625
(School Building)
Series B 5.00% 2/1/20	1,140,000	1,364,101
Series B 5.00% 2/1/23	1,660,000	1,995,220
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,038,600
5.125% 12/1/24	1,000,000	1,014,300
Willmar City
(Rice Memorial Hospital Project) Series A 5.00% 2/1/25	2,210,000	2,519,533

		48,053,156

Pre-Refunded / Escrowed to Maturity Bonds – 11.13%§
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue 8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	474,506
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,982,510
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,492,392

13

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds§ (continued)
Prior Lake-Savage Independent School District No. 719
(School Building) Series B 5.00% 2/1/19-15 (AGM)	3,145,000	$3,286,179
Southern Minnesota Municipal Power Agency Power Supply Revenue
Series A 5.75% 1/1/18	2,815,000	2,982,549
Series A 5.75% 1/1/18 (AMBAC) (TCRS)	490,000	519,165
Series A 5.75% 1/1/18 (NATL-RE) (IBC)	745,000	789,342
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,122,990
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,118,000
Western Minnesota Municipal Power Agency
Series A 9.75% 1/1/16 (NATL-RE)	715,000	809,180

		62,576,813

Special Tax Revenue Bonds – 2.64%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,408,847
Series B 5.00% 12/15/20	1,000,000	1,145,130
Series B 5.00% 12/15/24	1,150,000	1,311,713
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,326,730
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	985,610
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,344,387
5.00% 6/1/25	2,000,000	2,300,240

		14,822,657

State General Obligation Bonds – 4.02%
Minnesota
Series A 5.00% 10/1/24	4,625,000	5,456,668
Series A 5.00% 10/1/27	5,280,000	6,102,518
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,705,250
(Various Purposes)
Series A 4.00% 8/1/27	1,000,000	1,074,070
Series F 5.00% 10/1/22	3,500,000	4,265,625

		22,604,131

14

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 3.27%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	$1,358,900
Series B 5.00% 1/1/31	1,750,000	1,899,205
Subordinate
Series B 5.00% 1/1/26	575,000	646,892
Series B 5.00% 1/1/27	1,160,000	1,292,252
Series B 5.00% 1/1/28	2,750,000	3,037,568
Series B 5.00% 1/1/29	120,000	131,684
Series B 5.00% 1/1/30	1,675,000	1,827,325
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,029,605
Series A 5.00% 8/1/35	1,145,000	1,213,803
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,591,200
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,327,104

		18,355,538

Water & Sewer Revenue Bonds – 3.04%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,552,736
Series B 5.00% 9/1/22	2,125,000	2,597,579
Series B 5.00% 9/1/25	3,245,000	3,819,300
Series E 5.00% 9/1/22	2,745,000	3,355,460
Series E 5.00% 9/1/23	2,000,000	2,392,060
Series E 5.00% 9/1/24	2,000,000	2,371,220

		17,088,355

Total Municipal Bonds (cost $529,519,895)		554,419,353

	Number of Shares

Short-Term Investment – 0.08%

Money Market Instrument – 0.08%
Minnesota Municipal Cash Trust	457,364	457,364

Total Short-Term Investment (cost $457,364)		457,364

Total Value of Securities – 98.72% (cost $529,977,259)		$554,876,717

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

15

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

16

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.89%

Corporate-Backed Revenue Bonds – 3.48%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,695,356
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	702,840
Minneapolis Community Planning & Economic Development Agency
(Limited Tax Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	295,000	298,118
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	1,125,000	902,554

		3,598,868

Education Revenue Bonds – 14.54%
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	210,000	211,980
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,136,210
Series A 5.00% 10/1/28	1,000,000	1,119,080
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,115,910
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	262,210
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	774,338
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	482,486
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	356,356
Series 6-U 4.50% 10/1/23	265,000	287,456
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,044,990
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,636,174
Series 6-X 5.00% 4/1/24	1,000,000	1,116,400
Series 7-U 4.00% 4/1/26	1,400,000	1,476,146
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,180,230
Series D 5.00% 12/1/26	1,000,000	1,151,850
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,662,645

		15,014,461

Electric Revenue Bonds – 6.81%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,259,819

17

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	$1,136,920
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,176,670
Minnesota Municipal Power Agency Electric Revenue 5.25% 10/1/21	1,000,000	1,074,000
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,040,560
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,122,420
Series A 5.00% 1/1/25	200,000	226,618

		7,037,007

Healthcare Revenue Bonds – 35.12%
Anoka Health Care Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	749,902
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	122,040
Series A 5.00% 4/1/40	125,000	112,094
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	765,292
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	510,085
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	269,544
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,773,375
Series B 6.50% 11/15/38 (ASSURED GTY)	1,530,000	1,773,714
Minneapolis National Marrow Donor Program Revenue 5.00% 8/1/17	1,205,000	1,315,703
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,110,060
(Health Partners Obligation Group project) 6.00% 12/1/17	850,000	852,915

18

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	$1,001,970
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,805,225
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,893
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	991,639
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	500,000	561,895
Series C 4.50% 11/15/38 •	3,235,000	3,725,458
(Olmsted Medical Center Project)
5.00% 7/1/19	415,000	482,334
5.125% 7/1/20	1,000,000	1,120,030
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,085,837
Series A 6.125% 9/1/30	845,000	873,460
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	521,404
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	547,465
Series A 5.125% 5/1/30	2,500,000	2,705,675
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,062,550
Series C 5.625% 7/1/26	2,500,000	2,700,125
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,222,040
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	501,490
5.00% 2/1/27	1,000,000	1,040,110
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,040,610
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	458,910

19

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series B 4.875% 5/1/19	1,000,000	$1,003,660

		36,282,504

Housing Revenue Bonds – 1.51%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,225,000	1,226,715
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,601

		1,557,316

Lease Revenue Bonds – 4.94%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,202,608
Series A 5.00% 6/1/43	715,000	772,414
Series B 5.00% 3/1/27	1,000,000	1,146,690
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,086,490
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	892,082

		5,100,284

Local General Obligation Bonds – 12.30%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	557,595
Anoka-Hennepin Independent School District No.11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,132,570
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,883,223
Hennepin County
Series B 4.00% 12/1/20	500,000	576,470
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,087,410
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	613,553
Series C 5.00% 3/1/28	1,000,000	1,091,580
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,618,395
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,216,097
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	796,703

20

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	$1,132,780

		12,706,376

Pre-Refunded / Escrowed to Maturity Bonds – 4.05%§
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series C 5.00% 3/1/18-15	1,000,000	1,048,660
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,527,630
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,125,440
Series A 5.75% 7/1/18	400,000	482,512

		4,184,242

Special Tax Revenue Bonds – 2.76%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	410,319
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,335,742
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,101,570

		2,847,631

State General Obligation Bonds – 5.58%
Minnesota
5.00% 8/1/15	2,000,000	2,138,520
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	480,304
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,199,400
Series D 4.00% 8/1/17	645,000	721,245
Series F 5.00% 10/1/22	1,000,000	1,218,750

		5,758,219

Transportation Revenue Bonds – 5.39%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,390,183
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,141,480
Series B 5.00% 1/1/26	710,000	798,771
Series B 5.00% 1/1/31	750,000	813,945
Series C 5.00% 1/1/21	275,000	316,580
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,107,810

		5,568,769

21

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bond – 1.41%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	$1,459,569

		1,459,569

Total Municipal Bonds (cost $96,620,985)		101,115,246

	Number of Shares

Short-Term Investments – 1.15%

Money Market Instrument – 0.13%
Minnesota Municipal Cash Trust	140,555	140,555

		140,555

	Principal amount°
Variable Rate Demand Notes – 1.02%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series B-1
0.01% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)•	250,000	250,000
Series B-2
0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	800,000	800,000

		1,050,000

Total Short-Term Investments (cost $1,190,555)		1,190,555

Total Value of Securities – 99.04% (cost $97,811,540)		$102,305,801

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $410,319, which represents 0.40% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

22

(Unaudited)

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.73%

Corporate-Backed Revenue Bonds – 4.07%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,700,545
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,639,960
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	2,255,000	1,809,119

		6,149,624

Education Revenue Bonds – 12.10%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	518,170
Deephaven Eagle Ridge Academy Project
Series A 5.50% 7/1/43	500,000	492,090
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,008,410
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	290,000	292,703
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	701,666
Series 6-J1 5.00% 5/1/36	1,000,000	1,000,780
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,516,470
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,122,383
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,010,830
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	354,780
Series 7-Q 5.00% 10/1/26	280,000	300,023
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	855,773
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	1,005,920
Series 6-O 5.00% 10/1/22	1,000,000	1,105,320
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	767,190
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,628,130
Series 7-A 5.00% 10/1/39	1,000,000	1,050,900
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,578,420

24

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	1,000,000	$863,520
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,114,500

		18,287,978

Electric Revenue Bonds – 5.27%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,567,665
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,069,700
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	572,673
Series A 5.00% 12/1/26	360,000	405,353
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,813,195
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,152,210
Series A 5.00% 1/1/24	335,000	384,021

		7,964,817

Healthcare Revenue Bonds – 43.05%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	711,264
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,618,634
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,041,350
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	1,001,810
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,014,160
Cloquet Housing Facilities
(HADC Cloquet project) Series A 5.00% 8/1/48	850,000	783,301
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	180,800
Series A 5.00% 4/1/40	190,000	170,383

25

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/48	185,000	$162,473
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	765,293
6.00% 6/15/39	1,000,000	1,022,170
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	320,000	304,723
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,006,530
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,259,312
5.25% 5/1/37	1,000,000	1,012,450
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,364,500
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	289,823
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,024,270
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Health Partners Obligation Group project) 6.00% 12/1/17	525,000	526,801
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	999,930
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	537,405
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/31	1,000,000	1,013,450
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,575,645
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	461,795
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29	400,000	403,548
Series A 6.00% 4/1/41	1,250,000	1,257,588

26

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	$1,043,830
Series A 7.375% 12/1/41	375,000	394,856
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	800,000	832,616
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	2,040,000	1,998,017
Series C 4.50% 11/15/38 •	1,000,000	1,151,610
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	402,427
5.00% 7/1/27	245,000	270,767
5.00% 7/1/28	225,000	246,425
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,124,334
Series A 6.25% 9/1/36	925,000	957,061
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	748,102
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,003,320
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,599,450
Series A 5.125% 5/1/30	3,125,000	3,382,094
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	4,069,758
Series C 5.50% 7/1/23	1,000,000	1,087,000
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,160,718
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	1,022,990
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,032,950
6.00% 11/15/30	1,000,000	1,024,060

27

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	$787,248
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,503,021
Refunding Series A 5.15% 11/1/42	775,000	696,880
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	963,930
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,024,960
5.00% 6/1/35	1,000,000	1,004,640
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,730,611
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,000,000	950,200
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	264,602
Series A 5.75% 11/1/39	590,000	603,151
Series A 6.00% 5/1/47	920,000	951,105
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,534,050

		65,076,191

Housing Revenue Bonds – 8.52%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners project) 5.875% 3/1/31 (AMT)	1,000,000	936,230
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	1,945,000	1,947,062
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	900,000	900,459
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	460,000	460,644
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) ( FNMA) (AMT)	108,950	109,631
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,274,015

28

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	745,000	$748,740
Series I 4.85% 7/1/38 (AMT)	845,000	850,332
Series L 5.10% 7/1/38 (AMT)	1,270,000	1,336,700
Series M 4.875% 7/1/37 (AMT)	1,895,000	1,907,640
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,450
Stillwater Multifamily Housing Revenue
(Orleans Homes project) 5.50% 2/1/42 (AMT)	750,000	659,130

		12,881,033

Lease Revenue Bonds – 3.89%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,913,240
Series A 5.00% 6/1/43	1,000,000	1,080,300
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,883,892

		5,877,432

Local General Obligation Bonds – 8.84%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,073,470
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,036,730
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,198,063
Hopkins Independent School District No. 270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,099,236
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	517,195
Series C 5.00% 3/1/28	1,000,000	1,091,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,618,395
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,628,325
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	621,773
5.125% 12/1/24	205,000	207,932
5.25% 12/1/26	1,540,000	1,561,437

29

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	$1,699,170

		13,353,306

Pre-Refunded Bond – 0.84%§
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	1,275,017

		1,275,017

Special Tax Revenue Bonds – 5.66%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,140,620
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,717,695
Series B 5.00% 12/15/24	1,000,000	1,140,620
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,186,052
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	705,668
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	488,330
Minnesota 911 Revenue
(Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,131,730
St. Paul Port Authority
(Limited Tax Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,048,420

		8,559,135

State General Obligation Bonds – 1.64%
Minnesota
Series A 5.00% 10/1/24	1,000,000	1,179,820
(State Trunk Highway) Series E 5.00% 8/1/19	1,075,000	1,295,171

		2,474,991

Transportation Revenue Bonds – 3.85%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/21	1,000,000	1,175,181
5.00% 1/1/22	2,000,000	2,311,900
Series B 5.00% 1/1/29	2,130,000	2,337,398

		5,824,479

Total Municipal Bonds (cost $144,027,383)		147,724,003

30

(Unaudited)

	Number of Shares	Value (U.S. $)

Short-Term Investments – 0.78%

Money Market Instrument – 0.12%
Minnesota Municipal Cash Trust	185,848	$185,848

		185,848

	Principal amount°
Variable Rate Demand Note – 0.66%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

		1,000,000

Total Short-Term Investments (cost $1,185,848)		1,185,848

Total Value of Securities – 98.51% (cost $145,213,231)		$148,909,851

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $2,436,279, which represents 1.61% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

31

Statements of assets and liabilities

February 28, 2014 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$554,419,353	$101,115,246	$147,724,003
Short-term investments, at value[2]	457,364	1,190,555	1,185,848
Cash	38,255	15,812	70,081
Dividends and interest receivable	7,735,042	1,134,602	2,054,954
Receivables for securities sold	255,565	—	123,485
Receivables for fund shares sold	147,373	17,498	382,350

Total assets	563,052,952	103,473,713	151,540,721

Liabilities:
Income distributions payable	331,485	51,572	91,697
Payable for fund shares redeemed	273,041	24,732	135,395
Other accrued expenses	13,658	37,964	47,959
Distribution fees payable to affiliates	130,446	20,556	46,528
Investment management fees payable	208,300	36,060	51,621
Other affiliates payable	22,934	4,343	6,654
Trustees’ fees and expenses payable	3,704	676	993

Total liabilities	983,568	175,903	380,847

Total Net Assets	$562,069,384	$103,297,810	$151,159,874

Net Assets Consist of:
Paid-in capital	$541,326,071	$99,183,297	$152,818,390
Undistributed (distributions in excess of) net investment income	(155,077)	2,515	10,941
Accumulated net realized loss on investments	(4,001,068)	(382,263)	(5,366,077)
Net unrealized appreciation of investments and derivatives	24,899,458	4,494,261	3,696,620

Total Net Assets	$562,069,384	$103,297,810	$151,159,874

[1] Investments, at cost	$529,519,895	$96,620,985	$144,027,383
[2] Short-term investments, at cost	457,364	1,190,555	1,185,848

32

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$520,662,728	$89,863,909	$119,087,584
Shares of beneficial interest outstanding, unlimited authorization, no par	42,133,512	8,068,509	11,238,413
Net asset value per share	$12.36	$11.14	$10.60
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.94	$11.46	$11.10

Class B:
Net assets	$805,376	$—	$894,086
Shares of beneficial interest outstanding, unlimited authorization, no par	65,119	—	84,254
Net asset value per share	$12.37	$—	$10.61

Class C:
Net assets	$40,423,279	$13,431,823	$31,176,113
Shares of beneficial interest outstanding, unlimited authorization, no par	3,260,702	1,203,420	2,936,364
Net asset value per share	$12.40	$11.16	$10.62

Institutional Class:
Net assets	$178,001	$2,078	$2,091
Shares of beneficial interest outstanding, unlimited authorization, no par	14,409	186.50	197.41
Net asset value per share	$12.35	$11.14	$10.59

See accompanying notes, which are an integral part of the financial statements.

33

Statements of operations

Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,913,992	$2,012,204	$3,625,775

Expenses:
Management fees	1,536,033	252,797	417,159
Distribution expenses - Class A	653,636	108,996	148,962
Distribution expenses - Class B	4,568	—	5,304
Distribution expenses - Class C	205,912	69,639	157,635
Dividend disbursing and transfer agent fees and expenses	213,558	42,525	64,508
Accounting and administration expenses	105,080	18,798	28,224
Legal fees	33,414	8,787	9,325
Reports and statements to shareholders	29,697	7,493	6,915
Registration fees	29,383	11,621	8,292
Audit and tax	16,967	16,967	16,968
Trustees’ fees and expenses	15,215	2,720	4,139
Custodian fees	6,912	1,343	2,259
Other	18,370	7,010	8,776

	2,868,745	548,696	878,466
Less expenses waived	(166,890)	(20,919)	(80,549)
Less waived distribution expenses - Class A	—	(43,598)	—
Less waived distribution expenses - Class B	(3,426)	—	(3,199)
Less expense paid indirectly	(102)	(19)	(32)

Total operating expenses	2,698,327	484,160	794,686

Net Investment Income	10,215,665	1,528,044	2,831,089

Net Realized and Unrealized Gain (Loss):
Net realized on:
Net realized loss on investments	(4,077,844)	(378,893)	(2,189,203)
Net change in unrealized appreciation (depreciation) of investments	23,891,966	3,275,155	7,197,467

Net Realized and Unrealized Gain	19,814,122	2,896,262	5,008,264

Net Increase in Net Assets Resulting from Operations	$30,029,787	$4,424,306	$7,839,353

See accompanying notes, which are an integral part of the financial statements.

34

This page intentionally left blank.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (decrease) in Net Assets from Operations:
Net investment income	$10,215,665	$21,461,636
Net realized gain (loss)	(4,077,844)	2,145,694
Net change in unrealized appreciation (depreciation)	23,891,966	(50,707,918)

Net increase (decrease) in net assets resulting from operations	30,029,787	(27,100,588)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,574,870)	(20,186,778)
Class B	(16,706)	(50,134)
Class C	(599,754)	(1,242,809)
Institutional Class	(329)	—

Net realized gain:
Class A	(1,519,482)	(3,872,930)
Class B	(2,735)	(13,102)
Class C	(120,598)	(297,920)

	(11,834,474)	(25,663,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,164,459	63,022,699
Class B	12	—
Class C	1,694,071	13,072,102
Institutional Class	177,024	—

36

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$9,309,761	$19,692,497
Class B	16,301	49,256
Class C	658,402	1,385,823
Institutional Class	12	—

	25,020,042	97,222,377

Cost of shares redeemed:
Class A	(59,194,825)	(70,545,571)
Class B	(383,650)	(900,873)
Class C	(6,228,396)	(8,894,656)

	(65,806,871)	(80,341,100)

Increase (decrease) in net assets derived from capital share transactions	(40,786,829)	16,881,277

Net Decrease in Net Assets	(22,591,516)	(35,882,984)

Net Assets:
Beginning of period	584,660,900	620,543,884

End of period	$562,069,384	$584,660,900

Distributions in excess of net investment income	$(155,077)	$(179,083)

See accompanying notes, which are an integral part of the financial statements.

37

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,528,044	$3,191,167
Net realized gain (loss)	(378,893)	214,983
Net change in unrealized appreciation (depreciation)	3,275,155	(7,031,138)

Net increase (decrease) in net assets resulting from operations	4,424,306	(3,624,988)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,368,473)	(2,861,355)
Class B	—	(1,380)
Class C	(159,567)	(328,444)
Institutional Class	(11)	—

Net realized gain:
Class A	(78,152)	(129,475)
Class B	—	(165)
Class C	(12,741)	(21,049)

	(1,618,944)	(3,341,868)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,928,543	13,706,590
Class C	673,423	2,367,119
Institutional Class	2,033	—

38

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$1,316,641	$2,601,208
Class B1	—	1,545
Class C	163,157	321,602
Institutional Class	9	—

	10,083,806	18,998,064

Cost of shares redeemed:
Class A	(11,918,114)	(17,238,576)
Class B1	—	(127,300)
Class C	(2,321,496)	(3,386,183)

	(14,239,610)	(20,752,059)

Decrease in net assets derived from capital share transactions	(4,155,804)	(1,753,995)

Net Decrease in Net Assets	(1,350,442)	(8,720,851)

Net Assets:
Beginning of period	104,648,252	113,369,103

End of period	$103,297,810	$104,648,252

Undistributed net investment income	$2,515	$2,522

1Class B was fully liquidated on May 31, 2013.

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,831,089	$5,797,360
Net realized gain (loss)	(2,189,203)	133,909
Net change in unrealized appreciation (depreciation)	7,197,467	(13,202,802)

Net increase (decrease) in net assets resulting from operations	7,839,353	(7,271,533)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,307,558)	(4,698,827)
Class B	(19,732)	(46,735)
Class C	(492,844)	(1,031,373)
Institutional Class	(14)	—

	(2,820,148)	(5,776,935)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,022,913	26,920,043
Class B	30	28,000
Class C	1,339,753	7,275,100
Institutional Class	2,031	—

40

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$1,893,460	$3,752,121
Class B	17,966	43,518
Class C	452,253	907,936
Institutional Class	12	—

	13,728,418	38,926,718

Cost of shares redeemed:
Class A	(17,997,275)	(24,054,167)
Class B	(489,557)	(556,617)
Class C	(4,803,101)	(5,642,646)

	(23,289,933)	(30,253,430)

Increase (decrease) in net assets derived from capital share transactions	(9,561,515)	8,673,288

Net Decrease in Net Assets	(4,542,310)	(4,375,180)

Net Assets:
Beginning of period	155,702,184	160,077,364

End of period	$151,159,874	$155,702,184

Undistributed net investment income	$10,941	$–

See accompanying notes, which are an integral part of the financial statements.

41

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.970	$13.030	$12.480	$12.730	$12.180	$12.120

0.221	0.445	0.487	0.492	0.484	0.474
0.425	(0.973)	0.660	(0.198)	0.550	0.107

0.646	(0.528)	1.147	0.294	1.034	0.581

(0.221)	(0.445)	(0.488)	(0.492)	(0.484)	(0.473)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.256)	(0.532)	(0.597)	(0.544)	(0.484)	(0.521)

$12.360	$11.970	$13.030	$12.480	$12.730	$12.180

5.45%	(4.24% )	9.41%	2.50%	8.66%	5.04%

$520,663	$540,533	$577,061	$538,170	$586,651	$559,393
0.90%	0.90%	0.90%	0.91%	0.93%	0.93%
0.96%	0.95%	0.92%	0.93%	0.93%	0.95%
3.67%	3.47%	3.81%	4.02%	3.89%	4.03%
3.61%	3.42%	3.79%	4.00%	3.89%	4.01%
5%	16%	16%	12%	20%	20%

43

Financial highlights

Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

44

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.980	$13.040	$12.490	$12.740	$12.190	$12.130

0.221	0.387	0.391	0.400	0.391	0.386
0.425	(0.973)	0.660	(0.197)	0.550	0.107

0.646	(0.586)	1.051	0.203	0.941	0.493

(0.221)	(0.387)	(0.392)	(0.401)	(0.391)	(0.385)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.256)	(0.474)	(0.501)	(0.453)	(0.391)	(0.433)

$12.370	$11.980	$13.040	$12.490	$12.740	$12.190

5.44%	(4.66% )	8.59%	1.74%	7.85%	4.26%

$805	$1,143	$2,115	$3,697	$7,234	$9,506
0.90%	1.39%	1.65%	1.66%	1.68%	1.68%
1.71%	1.70%	1.67%	1.68%	1.68%	1.70%
3.67%	2.98%	3.06%	3.27%	3.14%	3.28%
2.86%	2.67%	3.04%	3.25%	3.14%	3.26%
5%	16%	16%	12%	20%	20%

45

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

46

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.010	$13.070	$12.520	$12.780	$12.220	$12.160

0.177	0.350	0.392	0.401	0.392	0.386
0.424	(0.973)	0.660	(0.207)	0.560	0.107

0.601	(0.623)	1.052	0.194	0.952	0.493

(0.176)	(0.350)	(0.393)	(0.402)	(0.392)	(0.385)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.211)	(0.437)	(0.502)	(0.454)	(0.392)	(0.433)

$12.400	$12.010	$13.070	$12.520	$12.780	$12.220

5.04%	(4.93% )	8.58%	1.66%	7.91%	4.25%

$40,423	$42,985	$41,368	$34,425	$38,981	$34,174
1.65%	1.65%	1.65%	1.66%	1.68%	1.68%
1.71%	1.70%	1.67%	1.68%	1.68%	1.70%
2.92%	2.72%	3.06%	3.27%	3.14%	3.28%
2.86%	2.67%	3.04%	3.25%	3.14%	3.26%
5%	16%	16%	12%	20%	20%

47

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$12.070

Income from investment operations:
Net investment income	0.096
Net realized and unrealized gain	0.279

Total from investment operations	0.376

Less dividends and distributions from:
Net investment income	(0.096)

Total dividends and distributions	(0.096)

Net asset value, end of period	$12.350

Total return[2]	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	3.95%
Ratio of net investment income to average net assets prior to fees waived	3.89%
Portfolio turnover	5%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

48

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Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.840	$11.530	$11.130	$11.290	$10.820	$10.720

0.171	0.330	0.355	0.375	0.376	0.384
0.310	(0.675)	0.400	(0.160)	0.469	0.100

0.481	(0.345)	0.755	0.215	0.845	0.484

(0.171)	(0.330)	(0.355)	(0.375)	(0.375)	(0.384)
(0.010)	(0.015)	—	—	—	—

(0.181)	(0.345)	(0.355)	(0.375)	(0.375)	(0.384)

$11.140	$10.840	$11.530	$11.130	$11.290	$10.820

4.47%	(3.09%)	6.88%	2.02%	7.96%	4.67%

$89,864	$90,110	$97,032	$87,924	$96,568	$78,021
0.84%	0.84%	0.84%	0.84%	0.82%	0.75%
0.98%	0.97%	0.94%	0.95%	0.96%	0.97%
3.14%	2.89%	3.12%	3.43%	3.42%	3.62%
3.00%	2.76%	3.02%	3.32%	3.28%	3.40%
6%	17%	21%	24%	22%	12%

51

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.860	$11.560	$11.160	$11.320	$10.840	$10.740

0.125	0.233	0.259	0.283	0.283	0.295
0.310	(0.685)	0.400	(0.160)	0.479	0.100

0.435	(0.452)	0.659	0.123	0.762	0.395

(0.125)	(0.233)	(0.259)	(0.283)	(0.282)	(0.295)
(0.010)	(0.015)	—	—	—	—

(0.135)	(0.248)	(0.259)	(0.283)	(0.282)	(0.295)

$11.160	$10.860	$11.560	$11.160	$11.320	$10.840

4.03%	(3.99% )	5.96%	1.16%	7.14%	3.78%

$13,432	$14,538	$16,210	$13,949	$14,649	$11,276
1.69%	1.69%	1.69%	1.69%	1.67%	1.60%
1.73%	1.72%	1.69%	1.70%	1.71%	1.72%
2.29%	2.04%	2.27%	2.58%	2.57%	2.77%
2.25%	2.01%	2.27%	2.57%	2.53%	2.65%
6%	17%	21%	24%	22%	12%

53

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.950

Income from investment operations:
Net investment income	0.077
Net realized and unrealized gain	0.190

Total from investment operations	0.267

Less dividends and distributions from:
Net investment income	(0.077)

Total dividends and distributions	(0.077)

Net asset value, end of period	$11.140

Total return[2]	2.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%
Ratio of net investment income to average net assets	3.29%
Ratio of net investment income to average net assets prior to fees waived	3.25%
Portfolio turnover	6%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

54

This page intentionally left blank.

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.250	$11.080	$10.490	$10.710	$9.910	$10.000

0.201	0.399	0.420	0.430	0.415	0.422
0.349	(0.831)	0.596	(0.222)	0.798	(0.091)

0.550	(0.432)	1.016	0.208	1.213	0.331

(0.200)	(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

(0.200)	(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

$10.600	$10.250	$11.080	$10.490	$10.710	$9.910

5.41%	(4.06% )	9.86%	2.12%	12.46%	3.63%

$119,088	$121,232	$124,717	$108,830	$119,038	$107,951
0.89%	0.89%	0.89%	0.91%	0.93%	0.89%
1.00%	0.99%	0.97%	0.98%	0.98%	0.97%
3.89%	3.64%	3.89%	4.20%	4.02%	4.49%
3.78%	3.54%	3.81%	4.13%	3.97%	4.41%
7%	14%	13%	5%	11%	12%

57

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.270	$11.090	$10.510	$10.720	$9.920	$10.010

0.193	0.318	0.340	0.354	0.338	0.352
0.340	(0.822)	0.586	(0.212)	0.798	(0.091)

0.533	(0.504)	0.926	0.142	1.136	0.261

(0.193)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

(0.193)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.610	$10.270	$11.090	$10.510	$10.720	$9.920

5.23%	(4.68% )	8.93%	1.46%	11.62%	2.86%

$894	$1,330	$1,928	$2,892	$4,130	$4,995
1.04%	1.64%	1.64%	1.66%	1.68%	1.64%
1.75%	1.74%	1.72%	1.73%	1.73%	1.72%
3.74%	2.89%	3.14%	3.45%	3.27%	3.74%
3.03%	2.79%	3.06%	3.38%	3.22%	3.66%
7%	14%	13%	5%	11%	12%

59

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.270	$11.100	$10.510	$10.730	$9.930	$10.020

0.162	0.318	0.340	0.354	0.338	0.352
0.350	(0.832)	0.596	(0.222)	0.798	(0.091)

0.512	(0.514)	0.936	0.132	1.136	0.261

(0.162)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

(0.162)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.620	$10.270	$11.100	$10.510	$10.730	$9.930

5.01%	(4.77% )	9.03%	1.36%	11.61%	2.85%

$31,176	$33,140	$33,432	$26,718	$28,727	$24,740
1.64%	1.64%	1.64%	1.66%	1.68%	1.64%
1.75%	1.74%	1.72%	1.73%	1.73%	1.72%
3.14%	2.89%	3.14%	3.45%	3.27%	3.74%
3.03%	2.79%	3.06%	3.38%	3.22%	3.66%
7%	14%	13%	5%	11%	12%

61

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$10.350

Income from investment operations:
Net investment income	0.091
Net realized and unrealized gain	0.239

Total from investment operations	0.330

Less dividends and distributions from:
Net investment income	(0.090)

Total dividends and distributions	(0.090)

Net asset value, end of period	$10.590

Total return[2]	3.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.75%
Ratio of net investment income to average net assets	4.18%
Ratio of net investment income to average net assets prior to fees waived	4.07%
Portfolio turnover	7%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

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Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2014 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were completely liquidated on May 31, 2013. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

63

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix pricing, which considers such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended Feb. 28, 2014.

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Other – Expenses directly attributable to each Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six month ended Feb. 28, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amount under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$102	$19	$32

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs,

65

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.* These expense waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.65%	0.69%	0.64%

*The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, the Funds were charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,645	$2,443	$3,665

DSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amount charged by DSC for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$62,312	$11,156	$16,735

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

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Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B and Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees from Sept. 1, 2013 through Feb. 28, 2014* to 0.15% of average daily net assets. DDLP has contracted to waive Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares’ 12b-1 fees from Sept. 1, 2013 through Feb. 28, 2014** to 0.25% of average daily net assets. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Funds. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$8,621	$1,540	$2,308

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,820	$2,399	$4,273

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemption of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class C	$1,350	$1,042	$2,209

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.

**	The contractual waiver period was April 1, 2013 through Dec. 29, 2014 for Delaware Tax-Free Minnesota Fund and Oct. 1, 2013 through Dec. 29, 2014 for Delaware Minnesota High-Yield Municipal Bond Fund.

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Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$26,984,983	$ 6,429,080	$10,815,819
Sales	68,179,552	11,042,572	21,428,443

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$529,977,259	$97,811,540	$145,213,231

Aggregate unrealized appreciation	$29,785,047	$ 5,071,671	$ 5,653,565
Aggregate unrealized depreciation	(4,885,589)	(577,410)	(1,956,945)

Net unrealized appreciation	$24,899,458	$ 4,494,261	$ 3,696,620

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

Year of Expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2017	$—	$—	$ 83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

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market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

69

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$554,419,353	$554,419,353
Short-Term Investments	457,364	—	457,364

Total	$457,364	$554,419,353	$554,876,717

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$101,115,246	$101,115,246
Short-Term Investments	140,555	1,050,000	1,190,555

Total	$140,555	$102,165,246	$102,305,801

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$147,724,003	$147,724,003
Short-Term Investments	185,848	1,000,000	1,185,848

Total	$185,848	$148,724,003	$148,909,851

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 and Level 2 investments represent the following percentages for each Fund:

	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	11.80%	15.67%
Level 2	88.20%	84.33%

Total	100.00%	100.00%

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months	Year	Six months	Year	Six months	Year
	ended	Ended	ended	Ended	ended	Ended
	2/28/14	8/31/13	2/28/14	8/31/13	2/28/14	8/31/13
Shares sold:
Class A	1,083,717	4,933,586	721,734	1,195,316	963,216	2,446,076
Class B*	1	—	—	—	3	2,511
Class C	138,562	1,005,884	61,195	205,682	127,836	654,674
Institutional Class	14,408	—	186	—	196	—

Shares issued upon reinvestment of dividends and distributions:
Class A	764,930	1,537,395	119,612	228,479	181,493	343,443
Class B*	1,339	3,832	—	139	1,720	3,969
Class C	53,922	107,825	14,793	28,169	43,263	82,979
Institutional Class	1	—	1	—	1	—

	2,056,880	7,588,522	917,521	1,657,785	1,317,728	3,533,652

Shares redeemed:
Class A	(4,878,679)	(5,605,922)	(1,085,289)	(1,524,093)	(1,731,695)	(2,221,602)
Class B*	(31,640)	(70,605)	—	(11,086)	(47,038)	(50,674)
Class C	(511,881)	(699,199)	(210,813)	(298,126)	(461,081)	(523,144)

	(5,422,200)	(6,375,726)	(1,296,102)	(1,833,305)	(2,239,814)	(2,795,420)

Net increase (decrease)	(3,365,320)	1,212,796	(378,581)	(175,520)	(922,086)	738,232

    * Delaware Tax-Free Minnesota Intermediate Fund’s Class B was fully liquidated on May 31, 2013.

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months ended 2/28/14			Year ended 8/31/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free Minnesota Fund	11,267	11,282	$136,455	32,546	32,612	$417,886

Delaware Minnesota High-Yield Municipal Bond Fund	14,545	14,597	151,255	9,252	9,271	101,850

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency

71

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

5. Line of Credit (continued)

purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters – Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by each Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. Each Fund typically uses inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, that Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. Each Fund may also invest in inverse floaters to seek to add additional income or to adjust the Fund’s exposure to a specific segment of the yield curve. At Feb. 28, 2014, and during the period then ended, each Fund held no investments in inverse floaters.

7. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, or regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations.

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A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
11.50%	12.06%	8.31%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC. (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

73

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

7. Geographic, Credit, and Market Risks (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities held by the Funds. Illiquid securities have been identified on the schedules of investments.

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014, that would require recognition or disclosure in the Funds’ financial statements.

74

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

75

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,058.10	0.80%	$4.08
Class B	1,000.00	1,059.00	0.81%	4.14
Class C	1,000.00	1,055.10	1.56%	7.95
Institutional Class	1,000.00	1,060.00	0.56%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,020.78	0.81%	4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,042.20	0.75%	$3.80
Class B	1,000.00	1,042.20	0.75%	3.80
Class C	1,000.00	1,037.80	1.60%	8.08
Institutional Class	1,000.00	1,042.70	0.60%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,021.08	0.75%	3.76
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,074.60	0.85%	$4.37
Class B	1,000.00	1,073.40	0.85%	4.37
Class C	1,000.00	1,070.50	1.60%	8.21
Institutional Class	1,000.00	1,075.40	0.60%	3.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,020.58	0.85%	4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state allocations

Delaware Tax-Free USA Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.88%
Corporate Revenue Bonds	12.37%
Education Revenue Bonds	11.63%
Electric Revenue Bonds	3.73%
Healthcare Revenue Bonds	12.34%
Housing Revenue Bonds	1.18%
Lease Revenue Bonds	2.68%
Local General Obligation Bonds	5.30%
Pre-Refunded / Escrowed to Maturity Bonds	4.83%
Special Tax Revenue Bonds	16.92%
State General Obligation Bonds	10.19%
Transportation Revenue Bonds	11.93%
Water & Sewer Revenue Bonds	5.78%
Short-Term Investments	0.57%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alaska	1.70%
Arizona	1.25%
California	10.23%
Colorado	1.72%
Connecticut	0.63%
Florida	1.50%
Georgia	3.68%
Guam	0.26%
Idaho	0.01%
Illinois	3.56%
Indiana	1.24%
Kansas	0.40%
Louisiana	1.13%
Maryland	1.58%
Massachusetts	3.84%
Minnesota	1.85%
Mississippi	0.25%
Missouri	6.01%
Nevada	0.23%

State / territory	Percentage of net assets
New Jersey	10.71%
New York	18.73%
North Carolina	3.47%
North Dakota	0.29%
Ohio	3.02%
Oklahoma	3.13%
Oregon	0.29%
Pennsylvania	2.56%
Texas	9.14%
U.S. Virgin Islands	0.29%
Utah	0.25%
Virginia	3.25%
Washington	1.96%
West Virginia	0.63%
Wisconsin	0.66%
Total	99.45%

Security type / sector / state allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.66%
Corporate Revenue Bonds	10.90%
Education Revenue Bonds	6.96%
Electric Revenue Bonds	2.70%
Healthcare Revenue Bonds	8.26%
Housing Revenue Bonds	0.24%
Lease Revenue Bonds	3.82%
Local General Obligation Bonds	6.88%
Pre-Refunded / Escrowed to Maturity Bonds	4.76%
Resource Recovery Revenue Bonds	0.12%
Special Tax Revenue Bonds	14.54%
State General Obligation Bonds	18.52%
Transportation Revenue Bonds	16.09%
Water & Sewer Revenue Bonds	4.87%
Short-Term Investments	1.37%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alaska	1.01%
Arizona	3.23%
California	13.81%
Colorado	0.13%
Connecticut	1.05%
Delaware	0.82%
Florida	0.62%
Georgia	3.26%
Guam	0.40%
Hawaii	1.17%
Idaho	0.94%
Illinois	3.16%
Indiana	0.11%
Iowa	0.26%
Kansas	0.29%
Louisiana	3.26%
Maryland	2.30%
Massachusetts	1.56%

State / territory	Percentage of net assets
Michigan	0.59%
Minnesota	7.95%
Mississippi	0.73%
Missouri	1.15%
New Jersey	5.90%
New York	16.85%
North Carolina	2.16%
North Dakota	0.24%
Ohio	1.69%
Oregon	1.57%
Pennsylvania	3.67%
Puerto Rico	0.40%
Tennessee	0.83%
Texas	9.12%
U.S. Virgin Islands	0.24%
Virginia	7.55%
Washington	0.76%
Wisconsin	0.90%
Wyoming	0.35%
Total	100.03%

Security type / sector / state allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.70%
Corporate Revenue Bonds	19.64%
Education Revenue Bonds	18.65%
Healthcare Revenue Bonds	25.82%
Housing Revenue Bonds	1.14%
Lease Revenue Bonds	5.31%
Local General Obligation Bonds	2.13%
Pre-Refunded Bonds	0.65%
Resource Recovery Revenue Bonds	0.86%
Special Tax Revenue Bonds	9.30%
State General Obligation Bonds	2.20%
Transportation Revenue Bonds	8.36%
Water & Sewer Revenue Bonds	3.64%
Total Value of Securities	97.70%
Receivables and Other Assets Net of Liabilities	2.30%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	2.50%
Alaska	0.36%
Arizona	3.21%
California	13.67%
Colorado	1.54%
District of Columbia	1.16%
Florida	3.36%
Georgia	1.55%
Hawaii	2.19%
Idaho	1.34%
Illinois	4.26%
Indiana	1.50%
Iowa	0.83%
Kansas	0.61%
Kentucky	0.20%
Louisiana	2.26%
Maine	0.35%
Maryland	3.41%
Massachusetts	0.55%
Michigan	1.59%

State / territory	Percentage of net assets
Minnesota	4.31%
Missouri	1.32%
Nevada	0.07%
New Hampshire	0.28%
New Jersey	5.90%
New York	11.15%
North Carolina	0.93%
North Dakota	0.48%
Ohio	3.82%
Oklahoma	0.37%
Oregon	0.58%
Pennsylvania	6.31%
South Carolina	0.18%
Tennessee	0.47%
Texas	7.49%
Utah	0.40%
Vermont	0.20%
Virginia	2.78%
Washington	0.61%
West Virginia	1.18%
Wisconsin	2.04%
Wyoming	0.39%
Total	97.70%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.88%

Corporate Revenue Bonds – 12.37%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	3,000,000	$2,487,120
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,644,385
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	6,875,000	5,665,550
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,194,562
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	6,000,000	6,868,980
6.25% 6/1/24	6,810,000	7,547,864
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,036,770
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,569,771
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,255,238
Series A 7.00% 11/1/34	1,000,000	1,317,900
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	1,760,000	1,757,835
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,365,000
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	2,000,000	2,193,420
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,075,560
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,323,278
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,883,775
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,828,100

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	$1,980,236
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	7,265,000	5,585,841
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	3,455,000	4,045,909
Series C 5.00% 1/1/21	1,880,000	2,201,536
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	1,890,271

		68,718,901

Education Revenue Bonds – 11.63%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	5,406,407
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,145,000	4,986,328
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,469,050
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,394,399
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	1,907,850
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,227,762
Massachusetts Development Finance Agency (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,719,450
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	5,000,000	5,695,400
Series A 5.50% 11/15/36	4,515,000	5,110,935
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,518,550
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,528,947

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	$5,783,880
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,360,000	1,382,698
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,361,456
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,649,805
St. Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A 5.25% 6/15/25	1,150,000	1,062,083
Series A 5.35% 6/15/32	2,300,000	1,994,721
University of Pittsburgh (Capital Project) Series B 5.00% 9/15/28	2,090,000	2,367,552

		64,567,273

Electric Revenue Bonds – 3.73%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	6,045,350
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,056,921
5.25% 2/1/24	7,000,000	8,596,630

		20,698,901

Healthcare Revenue Bonds – 12.34%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,120,280
Brevard County, Florida Health Facilities Authority Health Care Revenue (Health First Inc. Project) 7.00% 4/1/39	4,065,000	4,495,402
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,500,000	2,919,325
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/42	2,000,000	2,071,240
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,365,510
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,024,965
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,279,916

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	$1,904,663
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,708,375
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,310,800
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,210,840
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,461,385
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,938,226
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,135,824
New York State Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,185,250
(Orange Regional Medical Center) 6.25% 12/1/37	2,250,000	2,222,325
6.50% 12/1/21	2,745,000	2,905,281
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,573,225
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,241,222
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,174,560
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	2,652,690
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,618,400
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,445,810

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	$2,023,380
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,016,620
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,521,383
Wisconsin Health & Educational Facilities Authority Revenue (Sauk-Prairie Memorial Hospital Inc.) Series A 5.125% 2/1/38	1,085,000	983,683

		68,510,580

Housing Revenue Bonds – 1.18%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project’s) Senior Series A 6.40% 8/15/45	4,705,000	4,926,888
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,635,131

		6,562,019

Lease Revenue Bonds – 2.68%
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,890,000	3,379,450
Series GG 5.75% 9/1/23	1,000,000	1,180,610
Series NN 5.00% 3/1/20	3,500,000	4,114,880
New York City, New York Industrial Development Agency Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,692,869
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.75% 10/1/31 (AMT)	2,245,000	2,107,875
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 AMBAC^	3,035,000	2,423,903

		14,899,587

Local General Obligation Bonds – 5.30%
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,881,900
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/24 (PSF)	1,430,000	1,659,987
5.00% 8/15/26 (PSF)	1,000,000	1,148,940

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York City, New York Series A 5.00% 8/1/19	2,690,000	$3,208,578
Series I-1 5.375% 4/1/36	5,000,000	5,618,950
Subseries D-1 5.00% 10/1/36	6,500,000	6,937,060

		29,455,415

Pre-Refunded / Escrowed to Maturity Bonds – 4.83%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	240,000	254,494
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,212,750
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project) Series A 5.25% 12/1/19-14	1,435,000	1,454,042
Series A 5.625% 12/1/28-14	2,365,000	2,398,678
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,435,000	1,892,162
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,394,171
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	1,390,000	1,621,755
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	505,000	572,074

		26,800,126

Special Tax Revenue Bonds – 16.92%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,049,379
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,749,020
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,313,182
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATL-RE)	380,000	381,919
Guam Government Business Privilege Tax Revenue Series B-1 5.00% 1/1/42	1,425,000	1,436,400

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts No.T-18 5.30% 9/1/35	1,660,000	$1,277,353
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,202,292
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	415,000	417,112
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,832,230
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,461,301
Nampa Development Corporation, Idaho Revenue (Liberty Square Project) 144A 5.00% 9/1/31 #	50,000	50,902
New Jersey Economic Development Authority Revenue 5.00% 6/15/25	3,000,000	3,230,550
5.00% 6/15/28	2,695,000	2,849,397
New Jersey Transportation Trust Fund Authority Series AA 5.00% 6/15/19	2,660,000	3,138,853
Series B 5.00% 6/15/21	3,235,000	3,793,296
Series B 5.50% 6/15/31	10,000,000	11,219,500
(Transportation Program) Series AA 5.00% 6/15/44	2,280,000	2,382,440
(Transportation System) Series A 5.00% 6/15/42	720,000	749,966
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,161,360
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011 Series A-1 5.00% 11/1/42	10,000,000	10,732,900
Series C 5.25% 11/1/25	6,000,000	7,061,640
Series D 5.00% 2/1/26	3,000,000	3,386,070
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,029,000
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,715,200
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,118,900

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	3,255,000	$2,239,473

		93,979,635

State General Obligation Bonds – 10.19%
California State 5.25% 11/1/40	3,795,000	4,120,042
Various Purposes 5.00% 9/1/22	2,180,000	2,630,889
5.00% 11/1/43	5,000,000	5,317,100
6.00% 4/1/38	4,060,000	4,727,911
6.50% 4/1/33	2,570,000	3,143,187
Georgia State Series I 5.00% 7/1/21	5,000,000	6,088,200
Minnesota State (Various Purposes) Series F 5.00% 10/1/20	5,000,000	6,067,200
New Jersey State (Various Purposes) Series Q 5.00% 8/15/19	2,190,000	2,631,789
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,800,441
Washington State (Various Purposes) Series R-C 5.00% 7/1/21	7,500,000	9,035,100

		56,561,859

Transportation Revenue Bonds – 11.93%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	5,470,787
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,225,575
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,684,200
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,149,106
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/24	3,345,000	3,802,061
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,009,178
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	4,735,000	5,167,590
6.50% 12/1/28	5,500,000	5,752,615

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	$6,800,188
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	5,715,000	6,470,694
7.50% 6/30/33	1,560,000	1,807,104
(Mobility Partners) 6.75% 6/30/43 (AMT)	2,490,000	2,727,720
6.875% 12/31/39	5,500,000	6,126,450
7.00% 12/31/38 (AMT)	1,830,000	2,045,519

		66,238,787

Water & Sewer Revenue Bonds – 5.78%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,315,705
Massachusetts Water Pollution Abatement Trust (State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,807,243
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,500,280
(Second Generation Fiscal 2014) Series BB 5.00% 6/15/46	10,000,000	10,621,800
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,851,350

		32,096,378

Total Municipal Bonds (cost $511,022,679)		549,089,461

Short-Term Investments – 0.57%

Variable Rate Demand Notes – 0.57%¤
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) 0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)•	1,250,000	1,250,000
(Allina Health System) 0.03% 11/15/35 (LOC - JP Morgan Chase Bank, N.A.)	500,000	500,000
Mississippi Business Finance (Chevron USA Inc.) 0.01% 11/1/35 •	1,400,000	1,400,000

Total Short-Term Investments (cost $3,150,000)		3,150,000

(Unaudited)

Total Value of Securities – 99.45% (cost $514,172,679)	$552,239,461

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $50,902 which represented 0.01% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.66%

Corporate Revenue Bonds – 10.90%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,409,278
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,617,052
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 4.50% 6/1/27	11,870,000	10,365,240
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,972,942
Illinois Railsplitter Tobacco Settlement Authority 5.25% 6/1/20	7,160,000	8,384,002
6.25% 6/1/24	7,500,000	8,312,625
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	828,210
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,030,640
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,564,600
Maryland Economic Development Corporation Pollution Control Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,045,741
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,108,997
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,556,835
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	3,530,000	3,525,658
Series B 5.625% 11/15/30 (AMT)	1,890,000	1,890,000
Nez Perce County, Idaho Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	850,000	850,179
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy) Series A 5.70% 8/1/20	4,320,000	4,841,381
Series C 5.625% 6/1/18	3,370,000	3,746,631

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	$3,458,151
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	3,750,000	3,642,413
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	6,675,000	7,816,625

		83,967,200

Education Revenue Bonds – 6.96%
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	886,090
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	650,000	657,260
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,521,889
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	720,000	733,572
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,184,513
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,781,750
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	970,000	993,833
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,969,631
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,680,190
Nassau County, New York Industrial Development Agency Civic Facility Revenue (New York Institute of Technology Project) Series A 4.75% 3/1/26	60,000	61,973

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,500,954
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,196,191
(Non State Supported Debt - St. Joseph’s College) 5.25% 7/1/25	980,000	1,021,964
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	336,082
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,949,504
Private Colleges & Universities Authority, Georgia Revenue (Mercer University Project) Series A 5.25% 10/1/27	2,020,000	2,168,106
Series C 5.25% 10/1/23	600,000	671,760
Series C 5.25% 10/1/27	2,100,000	2,245,845
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,908,625
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,869,634
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,855,682
University of Texas, Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,420,479

		53,615,527

Electric Revenue Bonds – 2.70%
California State Department Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	7,210,320
Series N 5.00% 5/1/21	3,580,000	4,386,252
City Public Service Board of San Antonio, Texas 5.00% 2/1/23	5,000,000	5,992,000
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,011,460
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,234,220

		20,834,252

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 8.26%
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	$5,046,236
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,627,392
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,307,036
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	677,934
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,746,460
Laramie County, Wyoming Hospital Revenue (Cheyenne Regional Medical Center Project) 5.00% 5/1/23	1,000,000	1,102,860
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,365,446
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/16	4,720,000	5,052,524
5.00% 8/1/18	2,500,000	2,740,225
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Series A 5.00% 7/1/22	650,000	732,004
Series A 5.00% 7/1/23	145,000	160,833
New York State Dormitory Authority Revenue Non State Supported Debt (Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,794,816
Series 1 5.00% 7/1/21	570,000	682,985
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,454,560
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,116,780
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	775,507
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.00% 1/1/17	2,000,000	2,246,660
Series A 5.00% 1/1/18	1,000,000	1,154,260

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	$544,625
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	736,029
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series A 4.00% 11/15/30 •	3,800,000	4,270,402
Series C 4.50% 11/15/38 •	2,540,000	2,925,089
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,289,295
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,867,393
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,238,940
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,032,950

		63,689,241

Housing Revenue Bonds – 0.24%
Williston City, North Dakota (Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,889,344

		1,889,344

Lease Revenue Bonds – 3.82%
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27	3,605,000	3,755,256
(Lancer Plaza Project) 5.125% 11/1/23	875,000	879,909
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,282,636
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/22	375,000	440,254
5.00% 9/1/22	1,100,000	1,294,667
5.00% 3/1/23	2,395,000	2,797,887
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,788,869
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,905,860

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New York City Industrial Development Agency (Senior Trips) Series A 5.00% 7/1/22 (AMT)	735,000	$785,046
New York State Dormitory Authority Revenue (Third General Resolution - State University Educational Facilities) Series A 5.00% 5/15/23	2,170,000	2,539,030
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.00% 10/1/23 (AMT)	3,045,000	2,882,549
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	4,093,304

		29,445,267

Local General Obligation Bonds – 6.88%
Chesterfield County, Virginia Series B 5.00% 1/1/19	3,255,000	3,878,170
Series B 5.00% 1/1/22	4,070,000	4,947,044
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,089,902
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,531,365
Dallas, Texas 5.125% 2/15/15	3,000,000	3,144,090
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,361,180
Henrico County, Virginia Public Improvement 5.00% 7/15/19	4,000,000	4,820,560
5.00% 7/15/20	5,615,000	6,806,447
Houston, Texas Public Improvement Series A 5.25% 3/1/28	5,000,000	5,660,100
New York City, New York Series A-1 5.00% 8/1/19	3,500,000	3,979,640
Series E 5.00% 8/1/23	3,685,000	4,365,288
Series G 5.25% 8/1/15	35,000	35,160
Series I 5.00% 8/1/21	995,000	1,014,582
Subseries D-1 5.00% 10/1/30	4,000,000	4,367,600

		53,001,128

Pre-Refunded / Escrowed to Maturity Bonds – 4.76%
California State Economic Recovery Series A 5.25% 7/1/14	225,000	228,944
Casa Grande, Arizona Tax Revenue 5.00% 4/1/22-14 (AMBAC)	1,600,000	1,607,200
Fairfax County, Virginia Public Improvement Revenue (State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	11,702,900

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17	3,675,000	$4,181,746
Second Series 5.00% 8/1/17-16	1,500,000	1,670,340
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami) Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,511,225
Minnesota State 5.00% 6/1/14	755,000	764,573
New York City, New York Series I 5.00% 8/1/21-14	5,000	5,104
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,016,850
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,035,440
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22-14	1,785,000	1,838,264
Virginia Commonwealth Transportation Board Transportation Revenue (U.S. Route 58 Corridor Development) Series B 4.75% 5/15/21-14	7,460,000	7,534,451
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24-14	1,550,000	1,594,671

		36,691,708

Resource Recovery Revenue Bonds – 0.12%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	950,000	967,917

		967,917

Special Tax Revenue Bonds – 14.54%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	800,000	800,272
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,047,580
California State Economic Recovery Series A 5.25% 7/1/14	775,000	788,671

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
California State Economic Recovery Series A 5.25% 7/1/21	2,740,000	$3,281,890
Dallas, Texas Convention Center Hotel Development Revenue Series A 5.00% 1/1/24	3,420,000	3,696,336
Series A 5.25% 1/1/23	5,375,000	5,914,757
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	6,705,468
Guam Government Limited Obligation Revenue (Section 30) Series A 5.375% 12/1/24	1,750,000	1,859,357
Series A 5.625% 12/1/29	1,125,000	1,194,052
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,396,035
Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,203,374
New Jersey State Economic Development Authority Revenue 5.00% 6/15/20	210,000	241,059
5.00% 6/15/22	1,750,000	1,982,663
5.00% 6/15/23	1,250,000	1,393,538
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,038,916
New Jersey State Transportation Trust Fund Authority Series AA 5.00% 6/15/20	5,000,000	5,906,050
Series B 5.50% 6/15/31	7,310,000	8,201,455
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,443,329
Subseries A-1 5.00% 11/1/20	2,860,000	3,438,978
Subseries C 5.00% 11/1/27	4,150,000	4,823,587
Subseries E-1 5.00% 2/1/26	4,020,000	4,582,438
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/17	8,615,000	9,830,060
Series A 5.00% 4/1/20	3,360,000	4,052,496
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,684,510
(State Personal Income Tax) Series A 5.00% 3/15/19	5,190,000	6,168,367

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	$1,000,350
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.10% 11/1/19 @	250,000	252,860
Series B 5.375% 11/1/23 @	945,000	947,561
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,935,518
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	3,260,000	2,242,913

		112,054,440

State General Obligation Bonds – 18.52%
California State 5.00% 2/1/20	4,250,000	5,080,152
California State Various Purposes 5.00% 10/1/18	5,000,000	5,927,350
5.00% 11/1/19	11,745,000	14,113,546
5.00% 9/1/22	1,655,000	1,997,304
5.25% 9/1/28	7,750,000	8,913,352
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,301,840
Georgia State Series B 5.00% 7/1/17	4,810,000	5,530,682
Series I 5.00% 7/1/21	5,410,000	6,587,432
Hawaii State Series EH 5.00% 8/1/19	7,500,000	8,992,275
Louisiana State Series A 5.00% 8/1/21	6,655,000	8,036,844
Maryland State & Local Facilities Loan Capital Improvement Series B 5.00% 3/1/18	1,930,000	2,259,625
Massachusetts State Consolidated Loan Series A 5.00% 4/1/19	3,300,000	3,939,243
Minnesota State (Unrefunded) 5.00% 6/1/14	145,000	146,842
(Various Purpose) Series A 5.00% 8/1/19	2,020,000	2,433,716
(Various Purposes) Series F 5.00% 10/1/22	8,000,000	9,750,000

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Mississippi State Series A 5.00% 10/1/17	4,860,000	$5,622,388
New Jersey State Series Q 5.00% 8/15/19	7,220,000	8,676,491
New York State Series A 5.00% 2/15/28	5,000,000	5,765,700
North Carolina State Series A 5.00% 3/1/17	3,000,000	3,412,170
Series B 5.00% 4/1/15	4,000,000	4,212,880
North Carolina State Public Improvement Series A 5.00% 3/1/15	1,200,000	1,259,016
Series A 5.00% 5/1/22	2,625,000	3,130,470
Oregon State Series L 5.00% 5/1/26	6,000,000	6,842,100
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,765,198
Virginia State Series B 5.00% 6/1/23	2,000,000	2,289,520
Series D 5.00% 6/1/19	5,715,000	6,871,145
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,720,518
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,110,710

		142,688,509

Transportation Revenue Bonds – 16.09%
Alameda, California Corridor Transportation Authority Revenue (Senior Lien) Series A 5.00% 10/1/21	2,290,000	2,711,383
Bay Area, California Toll Authority Toll Bridge Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34	1,665,000	1,812,969
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,237,760
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien Series C 5.25% 1/1/28	2,150,000	2,305,423
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	743,893
Series A 5.00% 11/1/23	750,000	825,277
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,293,348
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/25	1,000,000	1,119,000

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/26	3,000,000	$3,323,850
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,153,466
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	2,600,000	2,979,418
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,668,747
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,642,163
Metropolitan, New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	2,860,000	3,411,751
Series A 5.00% 11/15/18	2,500,000	2,951,100
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,516,600
New Jersey State Turnpike Authority Revenue Series B 5.00% 1/1/21	1,000,000	1,181,440
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	7,265,000	8,521,918
Series J 5.00% 1/1/27	5,705,000	6,460,285
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/20	3,925,000	4,517,557
Series E-3 5.75% 1/1/38 •	3,750,000	4,075,988
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,151,060
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,275,842
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	7,500,000	8,371,575
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,681,219
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,584,956
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,285,569
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	2,278,280

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	$4,449,740
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,199,200
(Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,191,638
7.50% 12/31/31	3,765,000	4,326,512
Triborough, New York Bridge & Tunnel Authority Revenue Series A 5.00% 11/15/17	1,720,000	1,992,551
Virginia Commonwealth Transportation Board 5.00% 3/15/24	6,500,000	7,725,965

		123,967,443

Water & Sewer Revenue Bonds – 4.87%
Arizona State Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/20	1,500,000	1,811,805
Series A 5.00% 10/1/21	2,430,000	2,810,514
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25	2,925,000	3,538,255
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,401,070
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,418,552
New York City, New York Municipal Water Finance Authority Water & Sewer System 5.00% 6/15/21 (AMBAC)	1,180,000	1,224,085
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,618,420
Series D 5.00% 9/15/23	3,360,000	3,801,067
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,703,720
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,675,175

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities Commission
Series A 5.00% 11/1/27	7,430,000	$8,508,316

		37,510,979

Total Municipal Bonds (cost $718,064,350)		760,322,955

Short-Term Investments – 1.37%

Variable Rate Demand Notes – 1.37%¤
Arizona Health Facilities Authority (Health Care - Southwest Health) 0.04% 12/1/24 (LOC - JPMorgan Chase Bank, N.A.)•	300,000	300,000
Lancaster County, Pennsylvania Hospital Authority Revenue (Masonic Homes Project) 0.01% 7/1/34 (LOC - JP Morgan Chase Bank N.A.)•	1,500,000	1,500,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.)•	1,845,000	1,845,000
Series B-2 0.03% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	3,650,000	3,650,000
New York, New York 0.02% 8/1/21 (LOC - JPMorgan Chase Bank, N.A.)•	1,500,000	1,500,000
Pitkin County, Colorado (Aspen Skiing Company Project) 0.03% 4/1/16 (LOC - JPMorgan Chase Bank, N.A.)•	1,000,000	1,000,000
State of California 0.01% 5/1/40 (LOC - JPMorgan Chase Bank, N.A.)•	750,000	750,000

Total Short-Term Investments (cost $10,545,000)		10,545,000

Total Value of Securities – 100.03% (cost $728,609,350)		$770,867,955

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $1,200,421, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

(Unaudited)

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

FGIC – Insured by Financial Guaranty Insurance Company

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.70%

Corporate Revenue Bonds – 19.64%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	6,520,000	$5,605,309
6.875% 5/1/30	300,000	316,113
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	4,605,000	3,817,729
Series A-2 6.50% 6/1/47	8,405,000	7,519,869
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	4,965,600
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,089,610
Capital Trust Agency, Florida Revenue (Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,830,203
City of Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,042,487
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,605,757
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,054,080
County of Nez Perce, Idaho (Potlatch Project) 6.00% 10/1/24	1,285,000	1,285,270
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,371,835
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	5,000,000	3,770,500
Series A-1 5.75% 6/1/47	6,580,000	5,422,446
Houston, Texas Airport System Revenue (Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,088,020
Illinois Railsplitter Tobacco Settlement Authority 5.50% 6/1/23	2,010,000	2,323,681
6.00% 6/1/28	1,455,000	1,665,728
6.25% 6/1/24	2,635,000	2,920,502
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,297,060

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	$6,214,046
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	458,635
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,162,375
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	3,919,600
Series B 5.625% 11/15/30	1,270,000	1,270,000
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.50% 8/1/16 (AMT)	200,000	212,406
7.75% 8/1/31 (AMT)•	1,000,000	1,096,710
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	935,570
New York Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,151,120
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,828,100
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	3,000,000	3,154,260
5.25% 12/1/27	2,235,000	2,498,082
5.25% 12/1/28	1,050,000	1,155,672
5.50% 12/1/29	765,000	859,868
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,019,850
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,566,594
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	13,030,000	10,018,373
Town of Shoals Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,658,703
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	382,524

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tulsa, Oklahoma Municipal Airport Trust Revenue Series A 5.50% 6/1/35 (AMT)	2,000,000	$1,950,880

		103,505,167

Education Revenue Bonds – 18.65%
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,070,470
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,240,564
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,885,000	1,806,094
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,126,520
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,445,408
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,234,775
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,704,750
California School Finance Authority (New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,549,608
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,059,583
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	995,000	956,523
(California Baptist University Project) 7.50% 11/1/41	1,000,000	1,093,630
Series A 5.50% 11/1/38	2,000,000	1,850,140
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	981,380
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,508,700
Clifton, Texas Higher Education Finance Corporation Revenue (Idea Public Schools) 5.75% 8/1/41	1,000,000	1,042,280
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,073,200
Colorado Educational & Cultural Facilities Authority (Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,071,920
County of Kanawha West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,572,025

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
District of Columbia Revenue (KIPP Charter School) 6.00% 7/1/48	1,450,000	$1,535,086
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,272,550
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/27	2,800,000	2,576,140
5.125% 3/1/37	2,000,000	1,680,280
Hawaii State Department of Budget & Finance (Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,042,900
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,010
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,119,580
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,023,790
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,079,010
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,019,300
Iowa Higher Education Loan Authority Revenue (Private College Facilities) 6.00% 9/1/39	2,140,000	2,156,050
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,600,770
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,543,800
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	2,863,805
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,173,675
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,010,540

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Massachusetts Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	$1,052,560
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,835,118
Michigan Finance Authority Limited Obligation Revenue (Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	847,854
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,072,210
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,274,013
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	961,343
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,010,980
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,607,910
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,270,938
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,101,218
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	1,000,000	1,033,830
Series A 144A 6.375% 9/1/40 #	500,000	520,625
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,310,231
(Edinboro University) 6.00% 7/1/42	1,000,000	1,003,830
(Foundation Indiana University) Series A 0.815% 7/1/39 (SGI)•	2,400,000	1,631,520
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,239,114
(Discovery Charter School Project) 5.875% 4/1/32	450,000	443,813
6.25% 4/1/37	200,000	200,740
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,014,570
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,445,424
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,025,130

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	$1,537,875
Phoenix, Arizona Industrial Development Authority Revenue (Choice Academies Project) 5.375% 9/1/32	1,000,000	893,730
5.625% 9/1/42	600,000	521,838
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,037,100
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,820,460
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,021,773
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	791,645
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,199,740
Texas A&M University Revenue Series B 5.00% 5/15/21	4,040,000	4,883,592
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,321,734
Wisconsin Public Finance Authority Revenue (Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	1,935,000
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,620
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	603,961

		98,252,895

Healthcare Revenue Bonds – 25.82%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,783,815
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,120,280
Series A 8.00% 10/1/46	1,500,000	1,677,045

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	$1,001,280
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,045,870
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39	3,500,000	3,870,580
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	900,000	1,050,957
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,038,330
California Statewide Communities Development Authority Revenue (BE Group) 7.25% 11/15/41	500,000	551,870
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,597,475
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,725,000	1,564,385
City of Rochester Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,601,925
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	910,340
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	2,481,575
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,007,691
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	507,910
Cumberland County, Pennsylvania Municipal Authority Revenue (Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,457,616
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	1,000,000	1,003,610
6.375% 1/1/39	1,000,000	1,067,690

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	$3,826,463
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,108,380
Florida Development Finance (UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,464,846
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,481,048
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,311,188
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,126,700
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,032,380
Illinois Finance Authority Revenue (Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,576,530
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,561,810
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,224,540
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	3,934,334
Indiana Finance Authority Hospital Revenue (King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	997,000
Indiana Finance Authority Revenue (Marquette Project) 5.00% 3/1/39	1,250,000	1,203,388
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,207,800
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 6.50% 3/1/45	1,000,000	1,063,650
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,195,863
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,872,990
Lake County, Florida Individual Development Revenue (Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,762,460

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	$735,505
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	1,001,660
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,916,284
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,050,500
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,164,370
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,841,712
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,021,960
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,461,540
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,573,203
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,062,090
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,520,150
Muskingum County, Ohio Hospital Facilities Revenue (Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,439,660
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,476,034
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Services) Series A 4.00% 7/1/26	980,000	971,954
Series A 5.00% 7/1/25	235,000	254,639
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	880,520
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,824,875
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,252,760

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	$4,938,500
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,531,005
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	961,560
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	500,000	453,705
Onondaga, New York Civic Development Revenue (St. Joseph Hospital Health Center) 4.50% 7/1/32	1,000,000	859,900
5.00% 7/1/16	1,000,000	1,022,760
5.00% 7/1/17	1,945,000	2,000,569
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	3,536,920
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,208,405
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,809,620
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,522,800
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,053,125
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	966,322
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/30	1,420,000	1,484,383
7.125% 11/1/43	2,500,000	2,529,225
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,050,330
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39	500,000	531,300

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	$2,048,120
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	612,668
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	508,310
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,084,720
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,045,000
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,364,225
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community) Series A 5.50% 11/1/32	270,000	274,779
Series A 5.75% 11/1/39	600,000	613,374
Series A 6.00% 5/1/47	920,000	951,105
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,642,810
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue (Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,002,700
Wisconsin Health & Educational Facilities Authority Revenue (Sauk-Prairie Memorial Hospital Inc.) Series A 5.125% 2/1/38	1,885,000	1,708,979

		136,058,249

Housing Revenue Bonds – 1.14%
California Municipal Finance Authority Mobile Home Park Revenue (Senior - Caritas Projects) Senior Series A 6.40% 8/15/45	1,820,000	1,905,831
Series A 5.50% 8/15/47	1,500,000	1,535,070
City of Williston North Dakota (Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,538,490

		5,979,391

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 5.31%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley and Northern Nevada Project) Series A 6.625% 1/1/32	500,000	$518,795
Series A 6.875% 1/1/42	1,500,000	1,558,665
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,782,844
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	990,394
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,303,659
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.75% 10/1/31 (AMT)	3,775,000	3,544,423
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	3,567,280
Tobacco Settlement Financing Authority Revenue (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,214,232
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	8,391,322
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,130,430

		28,002,044

Local General Obligation Bonds – 2.13%
City of New York, New York Series E 5.00% 8/1/20	3,615,000	4,318,479
County of Prince George’s, Maryland (Construction Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,873,585
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	3,049,637

		11,241,701

Pre-Refunded Bonds – 0.65%§
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19	285,000	369,864
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project) Series A 5.50% 12/1/24-14	720,000	730,022
New Jersey State Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	981,222

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds§ (continued)
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,000,000	$1,318,580

		3,399,688

Resource Recovery Revenue Bonds – 0.86%
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,035,890
Phoenix, Arizona Industrial Development Authority Revenue (Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	3,550,000	3,471,687

		4,507,577

Special Tax Revenue Bonds – 9.30%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,390,999
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,805,075
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	974,220
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.25% 7/15/40	5,500,000	5,903,755
6.50% 7/15/30	1,175,000	1,291,983
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,314,482
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,033,020
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	519,460
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	470,000	361,660
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	234,150

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	$1,681,395
Nampa Development Corporation, Idaho Revenue 144A 5.00% 9/1/31 #	2,940,000	2,993,008
5.90% 3/1/30	2,000,000	2,131,360
New Jersey Transportation Trust Fund Authority Revenue (Transportation Program) Series AA 5.00% 6/15/44	1,825,000	1,906,997
New York City Transitional Finance Authority Future Tax Secured Revenue (Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,832,150
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,013,540
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,161,360
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,887,129
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,079,560
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	2,781,883
Overland Park, Kansas Special Obligation Revenue (Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,753,070
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,051,760
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,420
Roseville Westpark, California Community Facilities District No. 1 (Public Facilities) 5.25% 9/1/37	600,000	584,712
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.375% 11/1/24 @	1,000,000	1,002,770
Series A 5.50% 11/1/27 @	500,000	500,415
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,231,632

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	910,000	$921,229
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^	675,000	464,407

		49,007,601

State General Obligation Bonds – 2.20%
State of Hawaii Series EH 5.00% 8/1/20	5,000,000	6,016,200
State of Minnesota (Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,167,762
State of New York Series A 5.25% 2/15/24	2,000,000	2,419,880

		11,603,842

Transportation Revenue Bonds – 8.36%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	1,890,000	2,003,835
Subordinate Lien 6.75% 1/1/41	1,000,000	1,105,750
Foothill-Eastern Transportation Corridor Agency, California Series A 5.75% 1/15/46	5,000,000	5,210,050
Series A 6.00% 1/15/49	5,440,000	5,742,464
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,089,590
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,441,538
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	2,765,000	3,243,373
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,149,979
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,035,680
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,134,530
San Francisco, California City & County Airports Commission Series A 5.50% 5/1/27 (AMT)	1,915,000	2,138,538
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,236,398

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	7,000,000	$7,925,610
7.50% 6/30/33	500,000	579,200
(NTE Mobility) 6.75% 6/30/43	1,815,000	1,988,278
6.875% 12/31/39	4,055,000	4,516,865
7.00% 12/31/38	1,335,000	1,492,223

		44,033,901

Water & Sewer Revenue Bonds – 3.64%
County of Jefferson, Alabama Sewer Revenue (Sub Lien-Warrants) Series D 6.50% 10/1/53	7,500,000	7,706,175
Series D 7.00% 10/1/51	5,000,000	5,455,700
New York State Environmental Facilities (Revolving Funds - New York City Municipal Water) Series D 5.00% 6/15/20	5,000,000	6,011,800

		19,173,675

Total Municipal Bonds (cost $505,190,687)		514,765,731

Total Value of Securities – 97.70% (cost $505,190,687)		$514,765,731

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $9,513,063 which represented 1.81% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $2,022,645, which represented 0.38% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

Summary of abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

February 28, 2014 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$549,089,461	$760,322,955	$514,765,731
Short-term investments, at value[2]	3,150,000	10,545,000	—
Cash	641,298	—	518,403
Interest receivable	7,019,049	8,879,576	7,279,172
Receivable for securities sold	1,565,375	9,359,769	2,631,765
Receivable for fund shares sold	655,900	1,842,901	10,044,465

Total assets	562,121,083	790,950,201	535,239,536

Liabilities:
Cash overdraft	—	32,064	—
Payable for securities purchased	5,219,060	18,017,562	6,105,589
Payable for fund shares redeemed	790,380	1,339,375	1,429,650
Income distribution payable	351,026	353,868	385,278
Investment management fees payable	165,099	249,980	152,555
Other accrued expenses	118,302	217,301	130,601
Distribution fees payable	118,085	87,448	83,109
Other affiliates payable	37,721	41,304	44,619
Trustees’ fees and expenses payable	3,651	5,027	3,346

Total liabilities	6,803,324	20,343,929	8,334,747

Total Net Assets	$555,317,759	$770,606,272	$526,904,789

Net Assets Consist of:
Paid-in capital	$522,737,008	$739,519,511	$532,288,243
Undistributed (distributions in excess of) net investment income	(420,689)	16,249	34,806
Accumulated net realized loss on investments	(5,065,342)	(11,188,093)	(14,993,304)
Net unrealized appreciation of investments	38,066,782	42,258,605	9,575,044

Total Net Assets	$555,317,759	$770,606,272	$526,904,789

[1]Investments, at cost	$511,022,679	$718,064,350	$505,190,687
[2]Short-term investments, at cost	3,150,000	10,545,000	—

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value

Class A:
Net assets	$509,031,438	$365,167,549	$194,535,123
Shares of beneficial interest outstanding, unlimited authorization, no par	44,020,241	30,399,546	19,210,670
Net asset value per share	$11.56	$12.01	$10.13
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.10	$12.35	$10.61

Class B:
Net assets	$771,195	$4,939	$291,369
Shares of beneficial interest outstanding, unlimited authorization, no par	66,731	411.60	28,721
Net asset value per share	$11.56	$12.00	$10.14

Class C:
Net assets	$29,842,824	$59,190,148	$62,544,089
Shares of beneficial interest outstanding, unlimited authorization, no par	2,580,180	4,930,172	6,150,861
Net asset value per share	$11.57	$12.01	$10.17

Institutional Class:
Net assets	$15,672,302	$346,243,636	$269,534,208
Shares of beneficial interest outstanding, unlimited authorization, no par	1,345,277	28,547,491	26,371,406
Net asset value per share	$11.65	$12.13	$10.22

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$13,168,027	$13,770,889	$12,732,229

Expenses:
Management fees	1,510,451	1,854,843	1,303,230
Distribution expenses – Class A	641,299	476,147	237,583
Distribution expenses – Class B	4,351	52	2,085
Distribution expenses – Class C	154,955	307,703	323,597
Dividend disbursing and transfer agent fees and expenses	244,188	388,143	209,641
Accounting and administration expenses	103,158	140,388	87,914
Registration fees	35,525	60,718	67,414
Legal fees	27,895	38,064	22,033
Reports and statements to shareholders	21,385	35,164	19,119
Audit and tax	17,167	17,168	17,168
Trustees’ fees and expenses	14,956	20,408	12,727
Custodian fees	6,995	8,491	5,168
Other	18,726	24,543	19,863

	2,801,051	3,371,832	2,327,542
Less expenses waived	(445,664)	(320,338)	(342,707)
Less waived distribution expenses – Class A	(20,591)	(198,829)	—
Less waived distribution expenses – Class B	(3,263)	(45)	(1,564)
Less expense paid indirectly	(128)	(110)	(65)

Total operating expenses	2,331,405	2,852,510	1,983,206

Net Investment Income	10,836,622	10,918,379	10,749,023

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(4,895,631)	(5,675,292)	(5,215,568)
Net change in unrealized appreciation (depreciation) of investments	25,821,549	26,195,443	28,844,640

Net Realized and Unrealized Gain	20,925,918	20,520,151	23,629,072

Net Increase in Net Assets Resulting from Operations	$31,762,540	$31,438,530	$34,378,095

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,836,622	$24,470,380
Net realized gain (loss)	(4,895,631)	650,101
Net change in unrealized appreciation (depreciation)	25,821,549	(56,788,332)

Net increase (decrease) in net assets resulting from operations	31,762,540	(31,667,851)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,000,172)	(22,428,163)
Class B	(17,099)	(42,651)
Class C	(493,964)	(1,182,623)
Institutional Class	(325,386)	(878,942)

Net realized gain:
Class A	—	(3,943,079)
Class B	—	(9,580)
Class C	—	(252,231)
Institutional Class	—	(129,211)

	(10,836,621)	(28,866,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,897,106	51,732,093
Class C	1,371,965	9,662,948
Institutional Class	3,340,618	14,585,085

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$8,470,207	$21,200,798
Class B	11,409	35,033
Class C	409,992	1,126,428
Institutional Class	230,824	770,706

	28,732,121	99,113,091

Cost of shares redeemed:
Class A	(53,474,937)	(102,831,446)
Class B	(288,168)	(736,734)
Class C	(6,615,212)	(10,415,684)
Institutional Class	(5,481,492)	(14,344,638)

	(65,859,809)	(128,328,502)

Decrease in net assets derived from capital share transactions	(37,127,688)	(29,215,411)

Net Decrease in Net Assets	(16,201,769)	(89,749,742)

Net Assets:
Beginning of period	571,519,528	661,269,270

End of period	$555,317,759	$571,519,528

Distributions in excess of net investment income	$(420,689)	$(420,690)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,918,379	$24,525,318
Net realized gain (loss)	(5,675,292)	2,103,125
Net change in unrealized appreciation (depreciation)	26,195,443	(53,424,815)

Net increase (decrease) in net assets resulting from operations	31,438,530	(26,796,372)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,365,308)	(12,370,714)
Class B	(170)	(1,250)
Class C	(631,763)	(1,479,921)
Institutional Class	(4,921,138)	(10,673,419)

	(10,918,379)	(24,525,304)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,006,768	128,625,350
Class B	7,726	—
Class C	3,768,246	15,000,790
Institutional Class	99,471,773	165,989,432

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$4,766,549	$10,926,273
Class B	190	1,193
Class C	580,189	1,241,156
Institutional Class	2,314,496	5,524,787

	149,915,937	327,308,981

Cost of shares redeemed:
Class A	(80,549,949)	(187,663,361)
Class B	(40,355)	(26,358)
Class C	(11,714,882)	(22,891,363)
Institutional Class	(123,601,905)	(122,854,259)

	(215,907,091)	(333,435,341)

Decrease in net assets derived from capital share transactions	(65,991,154)	(6,126,360)

Net Decrease in Net Assets	(45,471,003)	(57,448,036)

Net Assets:
Beginning of period	816,077,275	873,525,311

End of period	$770,606,272	$816,077,275

Undistributed net investment income	$16,249	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,749,023	$20,925,173
Net realized loss	(5,215,568)	(6,365,278)
Net change in unrealized appreciation (depreciation)	28,844,640	(51,403,696)

Net increase (decrease) in net assets resulting from operations	34,378,095	(36,843,801)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,325,796)	(10,374,871)
Class B	(9,549)	(24,213)
Class C	(1,231,783)	(2,802,765)
Institutional Class	(5,157,485)	(7,681,237)

	(10,724,613)	(20,883,086)

Capital Share Transactions:
Proceeds from shares sold:
Class A	31,331,239	116,090,432
Class B	29	246
Class C	6,794,718	32,493,321
Institutional Class	168,176,720	204,957,801

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,730,405	$8,770,101
Class B	8,195	17,998
Class C	1,088,869	2,333,691
Institutional Class	3,913,240	4,422,902

	215,043,415	369,086,492

Cost of shares redeemed:
Class A	(50,853,677)	(126,538,150)
Class B	(286,291)	(176,390)
Class C	(18,368,998)	(25,438,495)
Institutional Class	(78,871,679)	(147,516,929)

	(148,380,645)	(299,669,964)

Increase in net assets derived from capital share transactions	66,662,770	69,416,528

Net Increase in Net Assets	90,316,252	11,689,641

Net Assets:
Beginning of period	436,588,537	424,898,896

End of period	$526,904,789	$436,588,537

Undistributed net investment income	$34,806	$10,396

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.140	$12.260	$11.300	$11.630	$10.890	$10.970

0.221	0.456	0.484	0.503	0.522	0.479
0.420	(1.039)	0.959	(0.330)	0.740	(0.081)

0.641	(0.583)	1.443	0.173	1.262	0.398

(0.221)	(0.457)	(0.483)	(0.503)	(0.522)	(0.478)
—	(0.080)	—	—	—	—

(0.221)	(0.537)	(0.483)	(0.503)	(0.522)	(0.478)

$11.560	$11.140	$12.260	$11.300	$11.630	$10.890

5.81%	(5.02% )	13.01%	1.65%	11.85%	3.91%

$509,032	$519,986	$604,415	$589,175	$581,931	$536,420
0.80%	0.80%	0.80%	0.80%	0.80%	0.84%
0.97%	0.99%	0.93%	0.94%	0.95%	0.97%
3.95%	3.76%	4.11%	4.52%	4.64%	4.60%
3.78%	3.57%	3.98%	4.38%	4.49%	4.47%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.130	$12.260	$11.290	$11.620	$10.880	$10.960

0.220	0.392	0.395	0.418	0.437	0.399
0.430	(1.049)	0.969	(0.330)	0.740	(0.080)

0.650	(0.657)	1.364	0.088	1.177	0.319

(0.220)	(0.393)	(0.394)	(0.418)	(0.437)	(0.399)
—	(0.080)	—	—	—	—

(0.220)	(0.473)	(0.394)	(0.418)	(0.437)	(0.399)

$11.560	$11.130	$12.260	$11.290	$11.620	$10.880

5.90%	(5.60% )	12.27%	0.89%	11.01%	3.13%

$771	$1,017	$1,827	$2,682	$5,373	$8,168
0.81%	1.34%	1.56%	1.56%	1.56%	1.60%
1.72%	1.70%	1.69%	1.70%	1.71%	1.73%
3.94%	3.22%	3.35%	3.76%	3.88%	3.84%
3.03%	2.86%	3.22%	3.62%	3.73%	3.71%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.140	$12.270	$11.300	$11.630	$10.890	$10.970

0.179	0.364	0.395	0.419	0.437	0.399
0.430	(1.048)	0.969	(0.330)	0.740	(0.080)

0.609	(0.684)	1.364	0.089	1.177	0.319

(0.179)	(0.366)	(0.394)	(0.419)	(0.437)	(0.399)
—	(0.080)	—	—	—	—

(0.179)	(0.446)	(0.394)	(0.419)	(0.437)	(0.399)

$11.570	$11.140	$12.270	$11.300	$11.630	$10.890

5.51%	(5.82% )	12.26%	0.88%	11.00%	3.13%

$29,843	$33,509	$36,840	$30,552	$30,302	$20,542
1.56%	1.56%	1.56%	1.56%	1.56%	1.60%
1.72%	1.70%	1.69%	1.70%	1.71%	1.73%
3.19%	3.00%	3.35%	3.76%	3.88%	3.84%
3.03%	2.86%	3.22%	3.62%	3.73%	3.71%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

	Year ended
Six months ended	8/31/13	8/31/12	8/31/11	8/31/10	12/31/08[2]
2/28/14[1]					to
(Unaudited)					8/31/09
$11.220	$12.360	$11.380	$11.720	$10.890	$10.020

0.236	0.490	0.517	0.534	0.549	0.322
0.430	(1.060)	0.979	(0.340)	0.830	0.870

0.666	(0.570)	1.496	0.194	1.379	1.192

(0.236)	(0.490)	(0.516)	(0.534)	(0.549)	(0.322)
—	(0.080)	—	—	—	—

(0.236)	(0.570)	(0.516)	(0.534)	(0.549)	(0.322)

$11.650	$11.220	$12.360	$11.380	$11.720	$10.890

6.00%	(4.89% )	13.41%	1.83%	12.84%	12.15%

$15,672	$17,008	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.56%	0.60%
0.72%	0.70%	0.69%	0.70%	0.71%	0.73%
4.19%	4.00%	4.35%	4.76%	4.88%	4.84%
4.03%	3.86%	4.22%	4.62%	4.73%	4.71%
19%	40%	52%	49%	32%	66% [4]

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.690	$12.410	$11.850	$12.110	$11.460	$11.250

0.170	0.344	0.362	0.381	0.423	0.388
0.320	(0.720)	0.560	(0.260)	0.650	0.210

0.490	(0.376)	0.922	0.121	1.073	0.598

(0.170)	(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

(0.170)	(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

$12.010	$11.690	$12.410	$11.850	$12.110	$11.460

4.22%	(3.13% )	7.89%	1.10%	9.53%	5.49%

$365,167	$391,923	$464,540	$444,780	$481,004	$459,782
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
0.94%	0.97%	0.97%	0.98%	1.00%	1.03%
2.90%	2.79%	2.98%	3.27%	3.59%	3.51%
2.71%	2.57%	2.76%	3.04%	3.34%	3.23%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.680	$12.390	$11.840	$12.100	$11.450	$11.240

0.169	0.286	0.259	0.282	0.324	0.294
0.320	(0.710)	0.550	(0.260)	0.650	0.210

0.489	(0.424)	0.809	0.022	0.974	0.504

(0.169)	(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

(0.169)	(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

$12.000	$11.680	$12.390	$11.840	$12.100	$11.450

4.22%	(3.50% )	6.90%	0.25%	8.62%	4.61%

$5	$37	$65	$249	$511	$861
0.75%	1.22%	1.60%	1.60%	1.60%	1.60%
1.69%	1.67%	1.67%	1.68%	1.70%	1.73%
2.90%	2.32%	2.13%	2.42%	2.74%	2.66%
1.96%	1.87%	2.06%	2.34%	2.64%	2.53%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.690	$12.400	$11.850	$12.110	$11.450	$11.240

0.120	0.239	0.258	0.282	0.323	0.294
0.320	(0.710)	0.550	(0.260)	0.660	0.210

0.440	(0.471)	0.808	0.022	0.983	0.504

(0.120)	(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

(0.120)	(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

$12.010	$11.690	$12.400	$11.850	$12.110	$11.450

3.78%	(3.87% )	6.89%	0.25%	8.70%	4.60%

$59,190	$64,904	$75,887	$60,398	$65,343	$40,232
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.67%	1.67%	1.68%	1.70%	1.73%
2.05%	1.94%	2.13%	2.42%	2.74%	2.66%
1.96%	1.87%	2.06%	2.34%	2.64%	2.53%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

	Year ended
Six months ended 2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	12/31/08[2] to 8/31/09
$11.810	$12.530	$11.970	$12.230	$11.460	$10.800

0.180	0.366	0.384	0.402	0.424	0.269
0.320	(0.720)	0.560	(0.260)	0.770	0.660

0.500	(0.354)	0.944	0.142	1.194	0.929

(0.180)	(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

(0.180)	(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

$12.130	$11.810	$12.530	$11.970	$12.230	$11.460

4.27%	(2.92% )	8.00%	1.28%	10.62%	8.68%

$346,244	$359,213	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.67%	0.67%	0.68%	0.70%	0.73%
3.05%	2.94%	3.13%	3.42%	3.74%	3.65%
2.96%	2.87%	3.06%	3.34%	3.64%	3.52%
24%	23%	39%	43%	27%	47%[4]

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$9.640	$10.750	$9.620	$10.090	$8.920	$9.510

0.222	0.449	0.496	0.479	0.513	0.505
0.489	(1.110)	1.127	(0.474)	1.169	(0.595)

0.711	(0.661)	1.623	0.005	1.682	(0.090)

(0.221)	(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

(0.221)	(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

$10.130	$9.640	$10.750	$9.620	$10.090	$8.920

7.46%	(6.47% )	17.28%	0.23%	19.29%	(0.38% )

$194,535	$200,988	$228,829	$140,629	$139,628	$68,812
0.85%	0.85%	0.85%	0.85%	0.85%	0.90%
0.99%	0.99%	0.99%	1.01%	1.04%	1.08%
4.52%	4.18%	4.83%	5.03%	5.24%	6.06%
4.38%	4.04%	4.69%	4.87%	5.05%	5.88%
22%	46%	34%	57%	37%	67%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$9.660	$10.770	$9.640	$10.110	$8.940	$9.530

0.222	0.375	0.421	0.408	0.442	0.440
0.480	(1.110)	1.127	(0.474)	1.169	(0.592)

0.702	(0.735)	1.548	(0.066)	1.611	(0.152)

(0.222)	(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

(0.222)	(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

$10.140	$9.660	$10.770	$9.640	$10.110	$8.940

7.34%	(7.10% )	16.39%	(0.51% )	18.37%	(1.11% )

$292	$550	$775	$768	$1,118	$1,448
0.85%	1.55%	1.60%	1.60%	1.60%	1.65%
1.74%	1.74%	1.74%	1.76%	1.79%	1.83%
4.52%	3.48%	4.08%	4.28%	4.49%	5.31%
3.63%	3.29%	3.94%	4.12%	4.30%	5.13%
22%	46%	34%	57%	37%	67%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$9.680	$10.800	$9.660	$10.130	$8.960	$9.550

0.186	0.370	0.422	0.409	0.442	0.441
0.490	(1.120)	1.137	(0.474)	1.169	(0.592)

0.676	(0.750)	1.559	(0.065)	1.611	(0.151)

(0.186)	(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

(0.186)	(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

$10.170	$9.680	$10.800	$9.660	$10.130	$8.960

7.05%	(7.21% )	16.47%	(0.51% )	18.33%	(1.11% )

$62,544	$69,889	$69,634	$44,497	$36,384	$7,770
1.60%	1.60%	1.60%	1.60%	1.60%	1.65%
1.74%	1.74%	1.74%	1.76%	1.79%	1.83%
3.77%	3.43%	4.08%	4.28%	4.49%	5.31%
3.63%	3.29%	3.94%	4.12%	4.30%	5.13%
22%	46%	34%	57%	37%	67%

85

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

84

	Year ended				12/31/08[2]
Six months ended	8/31/13	8/31/12	8/31/11	8/31/10
2/28/14[1]					to
(Unaudited)					8/31/09
$9.730	$10.850	$9.710	$10.190	$8.930	$7.590

0.236	0.480	0.527	0.506	0.534	0.342
0.489	(1.120)	1.137	(0.484)	1.259	1.338

0.725	(0.640)	1.664	0.022	1.793	1.680

(0.235)	(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

(0.235)	(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

$10.220	$9.730	$10.850	$9.710	$10.190	$8.930

7.54%	(6.23% )	17.57%	0.41%	20.55%	22.55%

$269,534	$165,162	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.60%	0.65%
0.74%	0.74%	0.74%	0.76%	0.79%	0.85%
4.77%	4.43%	5.08%	5.28%	5.49%	6.41%
4.63%	4.29%	4.94%	5.12%	5.30%	6.21%
22%	46%	34%	57%	37%	67%[4]

85

Notes to financial statements
Delaware Investments® National Tax-Free Funds	February 28, 2014 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2.00% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not

86

available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

87

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2014.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$128	$110	$65

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2013 through Feb. 28, 2014.1 For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual

88

rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,398	$18,238	$11,453

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amounts charged by DSC was as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$61,183	$83,283	$52,294

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B shares and C shares for all the Funds. Effective Oct. 1, 2013, the Delaware Tax-Free USA Intermediate Fund pays DDLP an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. Prior to Oct. 1, 2013, the Delaware Tax-Free USA Intermediate Fund paid an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through Feb. 28, 2014 in order to limit distribution and service fees of Class A shares and Class B shares to 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.2 DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through

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Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Feb. 28, 2014 in order to limit distribution and service fees of Class B shares to 0.25% of average daily net assets for the Delaware Tax-Free USA Fund3 and the Delaware National High-Yield Municipal Bond Fund.4

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal legal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to each Fund. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$8,443	$11,525	$7,119

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,737	$2,964	$10,710

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class C	$311	$708	$1

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period was Dec. 27, 2013 through Dec. 29, 2014.

2The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014 for the Class A shares and March 1, 2013 through Dec. 29, 2014 for the Class B shares.

3The contractual waiver period was May 1, 2013 through Dec. 29, 2014.

4The contractual waiver period was Aug. 1, 2013 through Dec. 29, 2014.

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3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$108,295,558	$179,601,572	$170,163,493
Sales	136,561,659	232,469,758	105,092,562

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Cost of Investments	$514,172,679	$728,609,350	$505,190,687

Aggregate unrealized appreciation	$40,894,279	$43,868,397	$18,849,057
Aggregate unrealized depreciation	(2,827,497)	(1,609,792)	(9,274,013)

Net unrealized appreciation (depreciation)	$38,066,782	$42,258,605	$9,575,044

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735

Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

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Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$83,847	$—
Delaware National High-Yield Municipal Bond Fund	8,043,373	1,239,087

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

92

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

Delaware Tax-Free USA Fund
Level 2
Municipal Bonds	$549,089,461
Short-Term Investments	3,150,000

Total	$552,239,461

Delaware Tax-Free USA Intermediate Fund
Level 2
Municipal Bonds	$760,322,955
Short-Term Investments	10,545,000

Total	$770,867,955

Delaware National High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$514,765,731

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares sold:
Class A	1,319,339	4,276,005	3,296,018	10,468,416	3,170,279	10,716,787
Class B	—	—	654	—	4	22
Class C	121,391	791,241	318,737	1,212,566	685,538	2,981,452
Institutional Class	292,329	1,185,800	8,315,060	13,329,136	16,948,405	19,117,573

93

Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares (continued)

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares issued upon reinvestment of dividends and distributions:
Class A	747,736	1,747,826	402,410	889,383	378,449	822,229
Class B	1,009	2,887	16	97	831	1,686
Class C	36,188	92,836	48,995	101,194	110,022	218,364
Institutional Class	20,234	63,123	193,450	446,271	392,545	413,973

	2,538,226	8,159,718	12,575,340	26,447,063	21,686,073	34,272,086

Shares redeemed:
Class A	(4,735,794)	(8,619,683)	(6,817,619)	(15,279,657)	(5,186,823)	(11,975,751)
Class B	(25,608)	(60,658)	(3,457)	(2,168)	(29,026)	(16,808)
Class C	(585,481)	(879,323)	(991,453)	(1,879,390)	(1,864,485)	(2,430,451)
Institutional Class	(483,055)	(1,205,157)	(10,387,133)	(9,932,491)	(7,944,302)	(14,138,037)

	(5,829,938)	(10,764,821)	(18,199,662)	(27,093,706)	(15,024,636)	(28,561,047)

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and in the statements of changes in net assets.

	Class B Shares	Six months ended 2/28/14 Class A Shares	Value	Class B Shares	Year ended 8/31/13 Class A Shares	Value
Delaware Tax-Free USA Fund	9,349	9,353	$105,059	16,804	16,807	$204,143
Delaware Tax-Free USA Intermediate Fund	33	33	385	87	86	1,063
Delaware National High-Yield Municipal Bond Fund	4,978	4,983	48,687	4,128	4,138	44,736

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants

94

were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Geographic, Credit and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, 3.50% of the Delaware Tax-Free USA Fund’s net assets, 4.34% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 0.98% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

As of Feb. 28, 2014, the Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New Jersey, and New York which constituted approximately 10.23%, 10.71% and 18.73%, respectively, of the Fund’s net assets. As of Feb. 28, 2014, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.81% and 16.85%, respectively, of the Fund’s net assets. As of Feb. 28, 2014, the Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.67% and 11.15%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees,

95

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Geographic, Credit and Market Risks (continued)

insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the schedules of investments.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

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8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA	Janet L. Yeomans
Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA	Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

98

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,057.60	0.84%	$4.29
Class B	1,000.00	1,057.60	0.84%	4.29
Class C	1,000.00	1,053.60	1.59%	8.10
Institutional Class**	1,000.00	1,035.80	0.59%	0.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,020.63	0.84%	4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class**	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,067.10	0.82%	$4.20
Class B	1,000.00	1,066.90	0.82%	4.20
Class C	1,000.00	1,063.10	1.57%	8.03
Institutional Class**	1,000.00	1,040.30	0.57%	0.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,020.73	0.82%	4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class**	1,000.00	1,021.97	0.57%	2.86

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,060.40	0.84%	$4.29
Class B	1,000.00	1,060.40	0.84%	4.29
Class C	1,000.00	1,056.40	1.59%	8.11
Institutional Class**	1,000.00	1,039.90	0.59%	0.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,020.63	0.84%	4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class**	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,045.10	0.88%	$4.46
Class B	1,000.00	1,045.30	1.02%	5.17
Class C	1,000.00	1,042.20	1.63%	8.25
Institutional Class**	1,000.00	1,029.80	0.63%	1.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,019.74	1.02%	5.11
Class C	1,000.00	1,016.71	1.63%	8.15
Institutional Class**	1,000.00	1,021.67	0.63%	3.16

3

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,060.80	0.80%	$4.09
Class B	1,000.00	1,060.80	0.80%	4.09
Class C	1,000.00	1,057.00	1.55%	7.91
Institutional Class**	1,000.00	1,037.80	0.55%	0.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,020.83	0.80%	4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class**	1,000.00	1,022.07	0.55%	2.76
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Institutional Class shares commenced on Dec. 31, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Institutional Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual days since inception).

4

Security type / sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.30%
Corporate Revenue Bonds	9.77%
Education Revenue Bonds	21.60%
Electric Revenue Bonds	5.68%
Healthcare Revenue Bonds	22.37%
Lease Revenue Bonds	11.67%
Local General Obligation Bonds	2.91%
Pre-Refunded Bonds	3.67%
Resource Recovery Revenue Bond	1.11%
Special Tax Revenue Bonds	12.66%
Transportation Revenue Bonds	5.57%
Water & Sewer Revenue Bond	1.29%
Short-Term Investments	0.83%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.91%
Guam	1.45%
Puerto Rico	1.77%
Total	99.13%

5

Security type / sector allocations
Delaware Tax-Free California Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.82%
Corporate Revenue Bonds	5.39%
Education Revenue Bonds	10.18%
Electric Revenue Bonds	6.58%
Healthcare Revenue Bonds	14.87%
Housing Revenue Bonds	3.21%
Lease Revenue Bonds	10.62%
Local General Obligation Bonds	9.52%
Pre-Refunded Bonds	4.38%
Resource Recovery Revenue Bonds	1.14%
Special Tax Revenue Bonds	13.09%
State General Obligation Bonds	6.70%
Transportation Revenue Bonds	8.63%
Water & Sewer Revenue Bonds	5.51%
Short-Term Investments	0.80%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	100.27%
U.S. Virgin Islands	0.35%
Total	100.62%

6

Security type / sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.27%
Corporate Revenue Bond	1.63%
Education Revenue Bonds	6.82%
Electric Revenue Bonds	4.97%
Healthcare Revenue Bonds	35.61%
Housing Revenue Bonds	1.21%
Lease Revenue Bonds	2.48%
Local General Obligation Bonds	12.66%
Pre-Refunded Bonds	10.41%
Special Tax Revenue Bonds	10.66%
Transportation Revenue Bonds	10.66%
Water & Sewer Revenue Bonds	1.16%
Short-Term Investment	0.57%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	96.20%
Guam	1.56%
Puerto Rico	1.08%
Total	98.84%

7

Security type / sector allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.10%
Corporate Revenue Bonds	7.61%
Education Revenue Bonds	11.57%
Electric Revenue Bond	1.00%
Healthcare Revenue Bonds	9.95%
Housing Revenue Bonds	2.54%
Lease Revenue Bonds	6.36%
Local General Obligation Bonds	29.32%
Pre-Refunded Bonds	5.20%
Special Tax Revenue Bonds	11.77%
Transportation Revenue Bonds	10.75%
Water & Sewer Revenue Bond	1.03%
Short-Term Investments	1.71%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	1.18%
Idaho	94.06%
Puerto Rico	2.02%
U.S. Virgin Islands	1.55%
Total	98.81%

8

Security type / sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.93%
Corporate Revenue Bonds	7.66%
Education Revenue Bonds	22.31%
Electric Revenue Bonds	1.67%
Healthcare Revenue Bonds	16.07%
Housing Revenue Bond	0.49%
Lease Revenue Bonds	10.00%
Local General Obligation Bonds	7.88%
Pre-Refunded Bonds	1.54%
Special Tax Revenue Bonds	17.45%
State General Obligation Bonds	0.94%
Transportation Revenue Bonds	8.97%
Water & Sewer Revenue Bonds	3.95%
Total Value of Securities	98.93%
Receivables and Other Assets Net of Liabilities	1.07%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.34%
New York	97.71%
Puerto Rico	0.74%
U.S. Virgin Islands	0.14%
Total	98.93%

9

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.30%

Corporate Revenue Bonds – 9.77%
Maricopa County Pollution Control (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 —	1,500,000	$1,641,150
Navajo County Pollution Control Revenue (Arizona Public Services-Cholla) Series D 5.75% 6/1/34 —	1,500,000	1,649,280
Pima County Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) 5.75% 9/1/29	750,000	766,582
Series A 5.25% 10/1/40	3,400,000	3,498,974
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,051,420

		8,607,406

Education Revenue Bonds – 21.60%
Arizona Health Facilities Authority Healthcare Education Revenue (Kirksville College) 5.125% 1/1/30	1,500,000	1,573,905
Arizona State University Series C 5.50% 7/1/25	330,000	381,332
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	1,395,000	1,420,682
Arizona State University Energy Management Revenue (Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,064,350
Glendale Industrial Development Authority Revenue (Midwestern University) 5.00% 5/15/31	645,000	677,521
5.125% 5/15/40	1,305,000	1,341,931
Northern Arizona University 5.00% 6/1/36	475,000	498,080
5.00% 6/1/41	1,240,000	1,289,228
Phoenix Industrial Development Authority (Choice Academies Project) 5.625% 9/1/42	1,250,000	1,087,162
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	1,450,000	1,298,475
(Great Hearts Academic Project) 6.30% 7/1/42	500,000	497,720
6.40% 7/1/47	500,000	498,440
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,037,100

10

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County Industrial Development Authority Education Revenue (Edkey Charter School Project) 6.00% 7/1/48	1,000,000	$899,900
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,239,675
Tucson Industrial Development Authority Lease Revenue (University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,000,520
University of Arizona Board of Rights Series A 5.00% 6/1/25	1,000,000	1,152,680
Series A 5.00% 6/1/38	1,000,000	1,077,080

		19,035,781

Electric Revenue Bonds – 5.68%
Mesa Utilities System Revenue 5.00% 7/1/18 (NATL-RE)	1,500,000	1,760,220
Pinal County Electric District No. 3 5.25% 7/1/41	2,000,000	2,124,880
Salt River Project Agricultural Improvement & Power District Electric System Revenue Series A 5.00% 12/1/30	1,000,000	1,124,580

		5,009,680

Healthcare Revenue Bonds – 22.37%
Arizona Health Facilities Authority Hospital System Revenue (Banner Health) Series A 5.00% 1/1/43	1,500,000	1,549,500
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	1,245,000	1,263,663
Glendale Industrial Development Authority Hospital Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,194,835
Maricopa County Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 5.50% 7/1/26	1,000,000	1,015,010
Series A 6.00% 7/1/39	2,500,000	2,668,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,556,731
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) Series A 5.25% 9/1/30	1,250,000	1,250,750
Tempe Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,222,344
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39	1,500,000	1,590,165

11

Schedules of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Arizona Medical Center Hospital Revenue 6.50% 7/1/39	2,500,000	$2,731,175
Yavapai County Industrial Development Authority Hospital Facility (Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,056,820
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center) Series A 5.00% 8/1/32	295,000	302,219
Series A 5.25% 8/1/32	300,000	314,220

		19,715,607

Lease Revenue Bonds – 11.67%
Arizona Game & Fish Department & Community Beneficial Interest Certificates (Administration Building Project) 5.00% 7/1/32	1,000,000	1,020,630
Arizona State Certificates of Participation Department Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,677,225
Arizona State Sports & Tourism Authority (Multipurpose Stadium Facility) Senior Series A 5.00% 7/1/36	1,000,000	1,041,810
Maricopa County Industrial Development Authority Correctional Contract Revenue (Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,003,210
Pima County Industrial Development Authority Lease Revenue (Metro Police Facility-Nevada Project) Series A 5.25% 7/1/31	1,500,000	1,566,180
Series A 5.375% 7/1/39	1,500,000	1,572,135
Series A 6.00% 7/1/41	1,000,000	1,087,510
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,316,796

		10,285,496

Local General Obligation Bonds – 2.91%
Coconino & Yavapai Counties Joint Unified School District No. 9 (Sedona Oak Creek Project of 2007) Series B 5.375% 7/1/28	1,350,000	1,471,257
Gila County Unified School District No. 10 (Payson School Improvement Project of 2006) Series A 5.25% 7/1/27 (AMBAC) —	1,000,000	1,095,190

		2,566,447

12

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 3.67%§
Arizona Department of Transportation State Highway Fund Revenue Subordinated Series A 5.00% 7/1/23-14	1,000,000	$1,016,610
Arizona State University Certificates of Participation (Research Infrastructure Projects) 5.00% 9/1/30-14 (AMBAC)	605,000	619,859
Phoenix Civic Improvement Transit Excise Tax Revenue (Light Rail Project) 5.00% 7/1/20-14 (AMBAC)	1,570,000	1,596,188
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	5,000	5,084

		3,237,741

Resource Recovery Revenue Bond – 1.11%
Phoenix Industrial Development Authority Solid Waste Disposal Facilities Revenue (Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	1,000,000	977,940

		977,940

Special Tax Revenue Bonds – 12.66%
Arizona Department of Transportation State Highway Fund Revenue Series A 5.00% 7/1/29	1,115,000	1,247,005
Subordinated Series A 5.00% 7/1/38	750,000	811,282
Arizona Transportation Board (Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,129,870
Flagstaff Aspen Place Sawmill Improvement District Revenue 5.00% 1/1/32	815,000	815,587
Gilbert Public Facilities Municipal Property Revenue 5.00% 7/1/25	1,250,000	1,375,100
Glendale Municipal Property Excise Tax Revenue (Senior Lien) Series B 5.00% 7/1/33	570,000	604,873
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	545,000	553,753
Series A 5.25% 1/1/36	705,000	724,324
Marana Tangerine Farm Road Improvement District Revenue 4.60% 1/1/26	715,000	723,616
Mesa Excise Tax Revenue 5.00% 7/1/32	1,000,000	1,087,660
Phoenix Civic Improvement Excise Tax Revenue (Solid Waste Improvements) Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,083,150

13

Schedules of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District No. 1 5.00% 1/1/32	1,000,000	$1,000,930

		11,157,150

Transportation Revenue Bonds – 5.57%
Arizona Department of Transportation State Highway Fund Revenue Series B 5.00% 7/1/32	1,000,000	1,100,290
Phoenix Civic Improvement Airport Revenue (Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,334,887
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,863,435
Regional Public Transportation Authority (Maricopa County Public Transportation) 5.25% 7/1/24	500,000	614,875

		4,913,487

Water & Sewer Revenue Bond – 1.29%
Phoenix Civic Improvement Wastewater Systems Revenue (Junior Lien) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,133,180

		1,133,180

Total Municipal Bonds (cost $84,166,599)		86,639,915

Short-Term Investments – 0.83%
Variable Rate Demand Notes – 0.83%¤
Arizona State University Series A 0.03% 7/1/34 (LOC - JPMorgan Chase Bank)	500,000	500,000
Phoenix Industrial Development Authority (Southwest Human Development Project) 0.14% 4/1/28 (LOC - Wells Fargo Bank)	230,000	230,000

Total Short-Term Investments (cost $730,000)		730,000

Total Value of Securities – 99.13% (cost $84,896,599)		$87,369,915

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

14

(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.82%
Corporate Revenue Bonds – 5.39%
California Pollution Control Financing Authority Environmental Improvement Revenue 144A 5.00% 7/1/30 (AMT) #	1,000,000	$1,016,990
(BP West Coast Products) 2.60% 12/1/46 •	500,000	505,485
Chula Vista Industrial Development Revenue (San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,133,090
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	754,100
Series A-1 5.75% 6/1/47	2,035,000	1,677,003

		5,086,668

Education Revenue Bonds – 10.18%
California Educational Facilities Authority Revenue (Woodbury University) 5.00% 1/1/36	1,000,000	958,890
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	802,030
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,295,610
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,002,440
California State Educational Facilities Authority (University of Southern California) Series A 5.00% 10/1/23	1,000,000	1,226,850
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	860,400
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	961,330
(California Baptist University) Series A 6.125% 11/1/33	750,000	758,377
(University of California East Irvine Campus Apartments) 5.375% 5/15/38	1,000,000	1,026,050
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008 5.875% 8/1/28 Ω	1,000,000	718,280

		9,610,257

Electric Revenue Bonds – 6.58%
Anaheim Public Financing Authority Electric System District Facilities Series A 5.00% 10/1/25	800,000	900,824

16

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue Series A 5.25% 11/1/24	500,000	$565,735
Series B 5.00% 11/1/36	250,000	264,280
Series C 5.25% 11/1/31	1,175,000	1,271,315
Los Angeles Department of Water & Power Series B 5.00% 7/1/26	1,000,000	1,166,300
Southern California Public Power Authority Revenue (Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,160,480
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	882,365

		6,211,299

Healthcare Revenue Bonds – 14.87%
Abag Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	850,000	918,935
(Sharp Health Care) 6.25% 8/1/39	1,000,000	1,133,980
Series A 5.00% 8/1/26	300,000	331,704
Series A 5.00% 8/1/27	300,000	326,964
Series A 5.00% 8/1/28	250,000	270,355
California Health Facilities Financing Authority Revenue (Catholic Health Care West) Series A 6.00% 7/1/39	855,000	940,124
Series E 5.625% 7/1/25	1,000,000	1,100,620
Series G 5.25% 7/1/23	1,000,000	1,012,530
(Children’s Hospital Los Angles) Series A 5.00% 11/15/34	1,000,000	1,013,320
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,130,550
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,091,750
California Statewide Communities Development Authority Revenue (BE Group) 7.25% 11/15/41	500,000	551,870
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,015,280
(Episcopal Communities & Services) 5.00% 5/15/27	500,000	522,655
5.00% 5/15/32	600,000	611,694
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,184,420
San Buenaventura Community Memorial Health Systems 7.50% 12/1/41	785,000	886,414

		14,043,165

17

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.21%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project’s) Senior Series A 6.40% 8/15/45	985,000	$1,031,453
California Statewide Communities Development Multifamily Housing Authority Revenue (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT) •	1,000,000	1,002,350
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,310

		3,034,113

Lease Revenue Bonds – 10.62%
Abag Finance Authority for Nonprofit Corporations (Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,018,720
California State Public Works Board Lease Revenue (California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,109,770
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34	1,000,000	1,153,280
Elsinore Valley Municipal Water District Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,130,770
Golden State Tobacco Securitization Settlement Revenue (Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,070,680
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,036,480
San Jose Financing Authority (Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,077,080
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,149,400
Ventura County Public Financing Authority Revenue Series A 5.00% 11/1/33	1,200,000	1,286,712

		10,032,892

Local General Obligation Bonds – 9.52%
Anaheim School District Capital Appreciation Election 2002 4.58% 8/1/25 (NATL-RE) ^	1,000,000	601,000
Bonita Unified School District Election 2008 Series B 5.25% 8/1/28	800,000	900,008
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,088,930

18

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Coast Community College District Series A 5.00% 8/1/23	1,000,000	$1,216,730
Grossmont Union High School District Election 2004 5.00% 8/1/33	1,000,000	1,056,980
Long Beach Unified School District Refinancing 5.00% 8/1/29	1,000,000	1,122,950
Pittsburg Unified School District Financing Authority Revenue (Pittsburg Unified School District Building Program) 5.50% 9/1/46 (AGM)	800,000	860,160
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,117,020
Sierra Joint Community College District No. 2 (Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,021,330

		8,985,108

Pre-Refunded Bonds – 4.38%§
California State Public Works Board Lease Revenue (Regents University) Series G 5.00% 12/1/25-21	1,380,000	1,689,686
California Statewide Communities Development Authority Revenue (Viewpoint School Project) 5.75% 10/1/33-14 (ACA)	1,000,000	1,032,980
Fairfield-Suisun Unified School District Financing Election 2002 5.50% 8/1/28-14 (NATL-RE)	500,000	511,455
Grossmont Union High School District Election 2004 5.00% 8/1/23-15 (NATL-RE)	500,000	534,565
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39-19	285,000	369,864

		4,138,550

Resource Recovery Revenue Bonds – 1.14%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,073,720

		1,073,720

Special Tax Revenue Bonds – 13.09%
California State Economic Recovery Series A 5.00% 7/1/19	1,000,000	1,206,100
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,370,506

19

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Commerce Joint Powers Financing Authority Revenue (Redevelopment Project) Series A 5.00% 8/1/28 (RADIAN)	940,000	$940,122
Fremont Community Facilities District No. 1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	979,330
Glendale Redevelopment Agency Tax Allocation Revenue (Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,043,450
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39	215,000	234,150
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	270,122
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	879,952
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	1,052,360
Roseville Westpark Special Tax Public Community Facilities District No. 1 5.25% 9/1/37	500,000	487,260
San Bernardino County Special Tax Community Facilities District No. 2002-1 5.90% 9/1/33	2,000,000	2,006,620
San Diego Redevelopment Agency Tax Allocation Revenue (Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,030,870
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	333,515
Yucaipa Special Tax Community Facilities District No. 98-1 (Chapman Heights) 5.375% 9/1/30	500,000	527,825

		12,362,182

State General Obligation Bonds – 6.70%
California State 5.25% 11/1/40	1,000,000	1,085,650
Various Purposes 5.25% 3/1/30	1,000,000	1,136,100
5.25% 4/1/35	1,000,000	1,116,760
5.50% 4/1/18	1,000,000	1,191,950
6.00% 3/1/33	1,000,000	1,193,830
6.00% 4/1/38	515,000	599,723

		6,324,013

20

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 8.63%
Bay Area Toll Authority Bridge Revenue (San Francisco Bay Area) 5.00% 4/1/26	1,000,000	$1,153,020
Series F-1 5.25% 4/1/23	1,000,000	1,159,860
Series F-1 5.25% 4/1/27	800,000	921,080
Los Angeles Department of Airports Subordinate (Los Angeles International Airport) Series B 5.00% 5/15/33	1,690,000	1,803,619
Riverside County Transportation Commission Senior Lien Series A 5.75% 6/1/44	500,000	519,400
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,120
San Francisco Municipal Transportation Agency Revenue Series B 5.00% 3/1/37	1,500,000	1,588,740

		8,146,839

Water & Sewer Revenue Bonds – 5.51%
California State Department of Water Resources Systems Revenue (Central Valley Project) Series AG 5.00% 12/1/28	815,000	938,807
Los Angeles Wastewater System Revenue Series A 5.00% 6/1/34	1,000,000	1,105,610
San Diego Public Facilities Financing Authority Water Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,125,300
San Francisco City & County Public Utilities Commission Water Revenue Series B 5.00% 11/1/26	800,000	921,400
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,115,576

		5,206,693

Total Municipal Bonds (cost $90,385,259)		94,255,499

	Number of shares

Short-Term Investments – 0.80%

Money Market Instrument – 0.01%
California Municipal Cash Trust	7,010	7,010

		7,010

21

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Note – 0.79%¤
California Infrastructure & Economic Development Bank Series B (Los Angeles County Museum of Natural History Foundation) 0.01% 9/1/37 (LOC - Wells Fargo Bank)	750,000	$750,000

		750,000

Total Short-Term Investments (cost $757,010)		757,010

Total Value of Securities – 100.62% (cost $91,142,269)		$95,012,509

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $1,016,990 which represented 1.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

BHAC – Insured by Berkshire Hathaway Assurance Company

FGIC – Insured by Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association Collateral

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.27%

Corporate Revenue Bond – 1.63%
Public Authority Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	2,500,000	$3,136,400

		3,136,400

Education Revenue Bonds – 6.82%
Colorado Educational & Cultural Facilities Authority Revenue (Academy Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,295,230
7.45% 8/1/48	1,000,000	1,035,960
(Charter School Project) 5.00% 7/15/37	1,150,000	1,168,435
(Liberty Common Charter School Project) 5.125% 12/1/33 (SGI)	2,740,000	2,748,384
(Littleton Preparatory Charter School Project) 5.00% 12/1/33	450,000	404,528
5.00% 12/1/42	540,000	457,299
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	769,125
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,979,992
University of Colorado Series A 5.00% 6/1/33	2,000,000	2,211,220

		13,070,173

Electric Revenue Bonds – 4.97%
Colorado Springs Utilities System Improvement Revenue Series C 5.50% 11/15/48	3,250,000	3,623,848
Platte River Power Authority Revenue Series HH 5.00% 6/1/27	2,795,000	3,201,477
Series HH 5.00% 6/1/29	2,355,000	2,697,488

		9,522,813

Healthcare Revenue Bonds – 35.61%
Aspen Valley Hospital District Revenue 5.00% 10/15/30	1,250,000	1,303,313
5.00% 10/15/33	600,000	616,902
Aurora Hospital Revenue (Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,104,254
Colorado Health Facilities Authority Revenue (Adventist Health/Sunbelt) 5.125% 11/15/24 •	1,375,000	1,514,728
(American Baptist) 8.00% 8/1/43	1,000,000	992,630
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	2,059,020
(Catholic Health Initiatives) Series A 4.75% 9/1/40	695,000	697,113
Series A 5.00% 7/1/39	1,540,000	1,568,059

23

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41	2,250,000	$2,296,080
Series A 5.25% 2/1/33	1,000,000	1,043,560
Series A 5.25% 1/1/45	3,000,000	3,137,940
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,045,040
Series D 6.25% 10/1/33	2,000,000	2,264,880
(Christian Living Community Project) 5.25% 1/1/37	1,500,000	1,434,540
6.375% 1/1/41	1,000,000	1,042,430
Series A 5.75% 1/1/37	1,500,000	1,513,335
(Covenant Retirement Communities) Series A 5.00% 12/1/33	4,000,000	3,916,120
(Craig Hospital Project) 4.00% 12/1/42	505,000	445,905
5.00% 12/1/32	3,500,000	3,726,975
(Evangelical Lutheran) 5.00% 6/1/35	2,000,000	2,006,200
5.00% 12/1/42	2,500,000	2,492,250
Series A 5.25% 6/1/34	2,750,000	2,753,163
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,031,640
(National Jewish Health Project) 5.00% 1/1/27	300,000	308,205
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,046,240
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,166,327
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	1,000,000	1,027,180
Series B 5.25% 1/1/25	2,500,000	2,771,700
(Total Long-Term Care) Series A 6.00% 11/15/30	2,365,000	2,523,242
Series A 6.25% 11/15/40	750,000	793,260
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,036,370
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,591,375
Series A 4.75% 12/1/36	1,500,000	1,483,440
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,043,510
University of Colorado Hospital Authority Revenue Series A 5.00% 11/15/37	2,690,000	2,718,998
Series A 6.00% 11/15/29	2,460,000	2,755,569

		68,271,493

24

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.21%
Colorado Housing & Finance Authority (Single Family Mortgage - Class 1) Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	955,000	$990,602
(Single Family Program Class 1) Series AA 4.50% 5/1/23 (FHLMC)	610,000	655,817
Series AA 4.50% 11/1/23 (FHLMC)	630,000	674,793

		2,321,212

Lease Revenue Bonds – 2.48%
Aurora Certificates of Participation Series A 5.00% 12/1/30	2,370,000	2,608,588
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32	2,000,000	2,158,020

		4,766,608

Local General Obligation Bonds – 12.66%
Central Colorado Water Conservancy District (Limited Tax) 5.00% 12/1/33	1,750,000	1,887,935
Commerce City Northern Infrastructure General Improvement District 5.00% 12/1/32 (AGM)	2,125,000	2,292,811
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,708,277
Denver City & County School District No. 1 4.00% 12/1/28	800,000	838,904
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	350,000	363,279
Douglas County School District No. 1 (Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,402,351
Grand County School District No. 2 (East Grand) 5.25% 12/1/25 (AGM)	2,485,000	2,867,094
Gunnison Watershed School District No. 1J Series 2009 5.25% 12/1/33	1,400,000	1,556,576
Jefferson County School District No. R-1 5.25% 12/15/24	2,500,000	3,064,550
North Range Metropolitan District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,304,790
District No. 2 5.50% 12/15/37 @	1,200,000	1,153,740
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,515,568
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	75,000	75,071

25

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District No. 4 5.00% 12/1/19 (AGM)	1,085,000	$1,241,435

		24,272,381

Pre-Refunded Bonds – 10.41%§
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,083,275
Aspen Sales Tax Revenue (Parks & Open Spaces) Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,211,625
Colorado Health Facilities Authority Revenue (Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	84,626
Denver City & County (Justice System Facilities & Zoo) 5.00% 8/1/19-15	1,020,000	1,089,860
(Justice System Facilities) 5.00% 8/1/21-16	1,500,000	1,669,170
Douglas County School District No. 1 (Douglas & Elbert Counties) Series B 5.00% 12/15/24-16	2,355,000	2,653,991
Garfield County School District No. 2 5.00% 12/1/25-16 (AGM)	2,280,000	2,567,850
Garfield Pitkin & Eagle County School District No. 1 (Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,558,500
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	25,000	25,422
Regional Transportation District Revenue (FasTracks Project) Series A 5.00% 11/1/28-16 (AMBAC)	2,500,000	2,804,800
University of Colorado Enterprise System Revenue Series A 5.00% 6/1/30-16 (AMBAC)	2,000,000	2,205,900

		19,955,019

Special Tax Revenue Bonds – 10.66%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26 @	1,575,000	1,357,319
Denver Convention Center Hotel Authority Revenue 5.00% 12/1/35 (SGI)	3,665,000	3,687,980
Denver International Business Center Metropolitan District No. 1 5.375% 12/1/35	1,750,000	1,805,825
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	1,250,000	1,270,075
Series A 5.25% 1/1/36	1,675,000	1,720,912

26

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared Sales Tax Revenue 5.30% 12/1/27	950,000	$992,066
5.35% 12/1/31	720,000	745,495
Plaza Metropolitan District No. 1 5.00% 12/1/40	1,265,000	1,228,745
Regional Transportation District Certificates of Participation Series A 5.375% 6/1/31	1,540,000	1,667,635
Regional Transportation District Sales Revenue (Denver Transit Partners) 6.00% 1/15/34	1,450,000	1,533,143
6.00% 1/15/41	2,400,000	2,524,224
Regional Transportation District Sales Tax Revenue (FasTracks Project) Series A 5.25% 11/1/18	1,000,000	1,197,560
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	740,000	700,958

		20,431,937

Transportation Revenue Bonds – 10.66%
Colorado High Performance Transportation Enterprise Revenue Senior U.S. 36 & I-25 Managed Lanes 5.75% 1/1/44 (AMT)	2,140,000	2,147,169
Denver City & County Airport System Revenue Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,184,240
Series A 5.25% 11/15/36	2,500,000	2,682,875
Series B 5.00% 11/15/30	1,000,000	1,082,470
Series B 5.00% 11/15/32	1,000,000	1,067,220
Series B 5.00% 11/15/37	8,000,000	8,393,997
E-470 Public Highway Authority Series C 5.25% 9/1/25	690,000	740,625
Series C 5.375% 9/1/26	2,000,000	2,146,740

		20,445,336

Water & Sewer Revenue Bonds – 1.16%
Eagle River Water & Sanitation District Enterprise Revenue 5.00% 12/1/27	400,000	447,088
5.00% 12/1/29 (ASSURED GTY)	250,000	272,863
5.00% 12/1/32	400,000	432,204
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,076,500

		2,228,655

Total Municipal Bonds (cost $179,994,304)		188,422,027

27

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Number of shares	Value (U.S. $)

Short-Term Investment – 0.57%

Money Market Mutual Fund – 0.57%
Dreyfus Cash Management Fund	1,100,893	$1,100,893

Total Short-Term Investment (cost $1,100,893)		1,100,893

Total Value of Securities – 98.84% (cost $181,095,197)		$189,522,920

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $3,815,849, which represents 1.99% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation collateral

HUD – Housing and Urban Development Section 8

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

VA – Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

28

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.10%
Corporate Revenue Bonds – 7.61%
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	3,750,000	$3,750,782
Power County Industrial Development Revenue (FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,002,440
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,476,040

		8,229,262

Education Revenue Bonds – 11.57%
Boise State University Revenue (General Project) Series A 4.00% 4/1/37	1,250,000	1,214,138
Series A 4.25% 4/1/32 (NATL-RE)	750,000	760,283
Series A 5.00% 4/1/26	965,000	1,091,926
Series A 5.00% 4/1/39	1,000,000	1,047,260
Series A 5.00% 4/1/42	1,350,000	1,440,086
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,010
University of Idaho Series 2011 5.25% 4/1/41 •	1,940,000	2,254,299
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,206,684
Series B 4.50% 4/1/41 (AGM) •	1,100,000	1,224,476
Series B 5.00% 4/1/28	1,000,000	1,081,330
Series B 5.00% 4/1/32	500,000	530,800

		12,501,292

Electric Revenue Bond – 1.00%
Boise-Kuna Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,085,700

		1,085,700

Healthcare Revenue Bonds – 9.95%
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series A 5.00% 3/1/47	1,500,000	1,536,780
Series A 6.50% 11/1/23	250,000	283,183
Series A 6.75% 11/1/37	1,250,000	1,386,163
(St. Luke’s Regional Medical Center project) 5.00% 7/1/35 (AGM)	2,500,000	2,565,375
(Trinity Health Center Group) Series B 6.125% 12/1/28	1,210,000	1,403,648
Series D 4.50% 12/1/37	1,385,000	1,411,190

29

Schedules of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,164,000

		10,750,339

Housing Revenue Bonds – 2.54%
Idaho Housing & Finance Association Single Family Mortgage Revenue Series A Class II 4.375% 7/1/32	995,000	1,022,691
Series B Class I 5.00% 7/1/37 (AMT)	435,000	436,235
Series C Class II 4.95% 7/1/31	995,000	1,029,218
Series I-1 Class I 5.45% 1/1/39 (AMT)	250,000	252,735

		2,740,879

Lease Revenue Bonds – 6.36%
Idaho Housing & Finance Association Revenue (TDF Facilities Project-Recovery Zone) Series A 6.50% 2/1/26	1,370,000	1,490,231
Series A 7.00% 2/1/36	1,500,000	1,602,690
Idaho State Building Authority Revenue 5.00% 9/1/40	1,250,000	1,339,863
(Capitol Mall Parking Project) Series A 4.50% 9/1/25	455,000	501,392
Series A 4.50% 9/1/26	485,000	529,198
Series A 4.50% 9/1/27	505,000	545,471
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	866,991

		6,875,836

Local General Obligation Bonds – 29.32%
Ada & Canyon Counties Joint School District No. 2 Meridian 4.50% 7/30/22	1,500,000	1,693,350
5.50% 7/30/16	1,305,000	1,464,667
(School Board Guaranteed) 4.75% 2/15/20	1,000,000	1,040,750
Bannock County School District No. 25 Pocatello/ Chubbuck (School Board Guaranteed) 5.00% 8/15/15	1,040,000	1,063,296
5.00% 8/15/16	1,100,000	1,124,277
Boise City Independent School District (School Board Guaranteed) 5.00% 8/1/24 (AGM)	1,500,000	1,683,645
Bonneville Joint School District No. 93 (School Board Guaranteed) Series A 5.00% 9/15/30	1,515,000	1,713,253

30

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bonneville Joint School District No. 93 (School Board Guaranteed) Series A 5.00% 9/15/31	870,000	$978,324
Canyon County School District No. 131 Nampa (School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,537,566
Canyon County School District No. 132 Caldwell 5.00% 7/30/15 (NATL-RE)	2,000,000	2,127,720
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,953,701
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,049,970
Canyon County School District No. 139 Vallivue 5.00% 9/15/33	1,000,000	1,110,110
Series B 5.00% 9/15/24	1,480,000	1,734,205
Idaho Bond Bank Authority Revenue Series A 5.00% 9/15/28	1,250,000	1,387,775
Series A 5.00% 9/15/31	1,025,000	1,141,502
Series A 5.00% 9/15/33	1,125,000	1,239,536
Series A 5.25% 9/15/26	2,000,000	2,263,460
Series B 5.00% 9/15/30 (NATL-RE)	725,000	779,941
Kootenai County School District No. 271 Coeur D’Alene (School Board Guaranteed) Series B 4.00% 9/15/24	540,000	589,691
Series B 4.00% 9/15/25	650,000	702,975
Twin Falls County School District No. 413 Filer (School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,300,420

		31,680,134

Pre-Refunded Bonds – 5.20%§
Ada & Canyon Counties Joint School District No. 3 Kuna (School Board Guaranteed) 4.75% 8/15/22-14	600,000	612,972
Boise State University Revenue Series A 5.00% 4/1/18-14 (NATL-RE)	1,000,000	1,004,490
Nampa City Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,644,513
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.50% 8/1/28-19	15,000	18,369
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.25% 10/1/20-14	500,000	514,920
Series A 5.25% 10/1/24-14	800,000	823,872

		5,619,136

31

Schedules of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.77%
Coeur d’Alene Local Improvement District No. 6 6.10% 7/1/14	45,000	$45,728
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	545,000	553,753
Series A 5.25% 1/1/36	705,000	724,324
Idaho Bond Bank Authority Revenue Series D 5.00% 9/15/23	1,030,000	1,228,821
Series D 5.00% 9/15/30	350,000	394,132
Idaho Water Resource Board (Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,683,465
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,537,965
Nampa Development Tax Increment Revenue 144A 5.00% 9/1/31 #	1,000,000	1,018,030
5.90% 3/1/30	3,000,000	3,197,040
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	333,515

		12,716,773

Transportation Revenue Bonds – 10.75%
Boise Airport Revenue (Air Terminal Facilities Project) 5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,205,920
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,204,170
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,200,427
Idaho Housing & Finance Association Grant Anticipated Revenue (Federal Highway Trust) 5.00% 7/15/24 (NATL-RE)	2,000,000	2,180,400
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,135,605
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,690,635

		11,617,157

Water & Sewer Revenue Bond – 1.03%
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,113,480

		1,113,480

Total Municipal Bonds (cost $101,455,340)		104,929,988

32

(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 1.71%
Money Market Mutual Fund – 0.86%
Dreyfus Cash Management Fund	931,347	$931,347

		931,347

	Principal amount°
Variable Rate Demand Note – 0.85%¤
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project) 0.04% 5/1/21 (LOC-Wells Fargo Bank)	920,000	920,000

		920,000

Total Short-Term Investments (cost $1,851,347)		1,851,347

Total Value of Securities – 98.81% (cost $103,306,687)		$106,781,335

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $1,018,030 which represented 0.94% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

33

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.93%
Corporate Revenue Bonds – 7.66%
Jefferson County Industrial Development Agency Solid Waste Disposal (International Paper) Series A 5.20% 12/1/20 (AMT)	350,000	$350,154
Nassau County Tobacco Settlement Revenue (Asset-Backed) Series A-3 5.00% 6/1/35	215,000	161,613
New York City Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT) •	250,000	274,178
New York Liberty Development Revenue (Second Priority - Bank of America Tower) Class 2 5.625% 7/15/47	500,000	538,245
Class 3 6.375% 7/15/49	865,000	930,359
Niagara Area Development Revenue (Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	1,031,179
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)	250,000	251,405
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	715,708
TSASC Revenue (Asset-Backed) Series 1 5.00% 6/1/34	575,000	463,628
Series 1 5.125% 6/1/42	1,050,000	828,146

		5,544,615

Education Revenue Bonds – 22.31%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	220,663
Buffalo & Erie County Industrial Land Development (Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	597,413
(Medaille College Project) 5.25% 4/1/35	500,000	479,070
Build NYC Resource (Bronx Charter School for Excellence) 5.00% 4/1/33	500,000	484,435
5.50% 4/1/43	500,000	499,250
Dutchess County Local Development (Marist College Project) Series A 5.00% 7/1/19	760,000	893,692
Madison County Capital Resource Revenue (Colgate University Project) Series A 5.00% 7/1/28	400,000	443,312

34

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue (Nazareth College Rochester Project) 5.00% 10/1/22	340,000	$376,553
5.00% 10/1/23	470,000	517,447
5.25% 10/1/31	500,000	524,360
5.50% 10/1/41	500,000	525,430
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	531,645
New York State Dormitory Authority (Brooklyn Law School) 5.75% 7/1/33	340,000	359,543
(Cornell University) Series A 5.00% 7/1/32	265,000	298,125
Series A 5.00% 7/1/34	170,000	188,879
(Culinary Institute of America) 5.00% 7/1/28	500,000	528,780
5.00% 7/1/34	290,000	295,629
(Fordham University) 5.00% 7/1/44	650,000	689,020
(Manhattan Marymount) 5.00% 7/1/24	350,000	368,907
(Mt. Sinai School of Medicine) 5.00% 7/1/19	500,000	585,155
5.125% 7/1/39	500,000	519,350
(New York University) Series A 5.25% 7/1/34	500,000	559,585
(Pace University) Series A 5.00% 5/1/29	300,000	288,555
(Rockefeller University) Series A 5.00% 7/1/27	250,000	283,458
(Skidmore College) A 5.00% 7/1/21	325,000	379,070
(St. Joseph’s College) 5.25% 7/1/25	490,000	510,982
(Teachers College) 5.50% 3/1/39	250,000	265,993
(University of Rochester) Series A 5.125% 7/1/39	250,000	275,395
Series A-2 4.375% 7/1/20	200,000	211,406
Onondaga Civic Development Revenue (Le Moyne College Project) 5.20% 7/1/29	500,000	524,010
Onondaga County Trust for Cultural Research Revenue (Syracuse University Project) Series B 5.00% 12/1/19	350,000	419,031
St. Lawrence County Industrial Development Agency Civic Facility Revenue (St. Lawrence University) Series A 5.00% 10/1/16	500,000	556,760
Suffolk County Industrial Development Agency Civic Facility Revenue (New York Institute of Technology Project) 5.00% 3/1/26	600,000	612,636

35

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Troy Capital Resource Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	$191,969
Troy Industrial Development Authority (Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	528,780
Yonkers Economic Development Education Revenue (Charter School Educational Excellence) Series A 6.25% 10/15/40	600,000	609,036

		16,143,324

Electric Revenue Bonds – 1.67%
Long Island Power Authority Electric System Revenue Series A 5.75% 4/1/39	350,000	390,012
Series B 5.75% 4/1/33	250,000	278,580
New York State Power Authority Revenue Series A 5.00% 11/15/38	500,000	541,675

		1,210,267

Healthcare Revenue Bonds – 16.07%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	834,704
East Rochester Housing Authority Revenue (Senior Living-Woodland Village project) 5.50% 8/1/33	500,000	461,825
Monroe County Industrial Development Insured (Rochester General Hospital) Series A 5.00% 12/1/27	330,000	353,951
Series A 5.00% 12/1/28	655,000	697,477
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	654,486
New York City Health & Hospital Revenue (Health System) Series A 5.00% 2/15/30	500,000	532,705
New York Dormitory Authority Revenue (Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	402,544
New York Dormitory Authority Revenue Non-State Supported Debt (Memorial Sloan-Kettering) Series 1 5.00% 7/1/23	600,000	702,018
Series 1 5.00% 7/1/35	225,000	235,391
Subordinate Series A2 5.00% 7/1/26	500,000	560,520
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	653,076
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	517,945
Series A 5.50% 5/1/37	500,000	530,875

36

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State Supported Debt (Orange Regional Medical Center) 6.125% 12/1/29	540,000	$542,700
6.25% 12/1/37	250,000	246,925
Onondaga Civic Development Revenue (St. Joseph’s Hospital Health Center) 4.50% 7/1/32	365,000	313,864
5.00% 7/1/42	750,000	652,553
Orange County Funding Assisted Living Residence Revenue 6.50% 1/1/46	500,000	442,115
Saratoga County (Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	555,945
Suffolk County Economic Development Revenue (Catholic Health Services) 5.00% 7/1/28	1,000,000	1,049,390
(Peconic Landing Southland) 6.00% 12/1/40	650,000	692,582

		11,633,591

Housing Revenue Bond – 0.49%
New York Mortgage Agency Revenue 44th Series 4.35% 10/1/24 (AMT)	345,000	356,133

		356,133

Lease Revenue Bonds – 10.00%
Erie County Industrial Development Agency School Facility Revenue (Buffalo City School District) Series A 5.25% 5/1/25	500,000	569,870
Hudson Yards Infrastructure Revenue Series A 5.75% 2/15/47	1,000,000	1,092,690
New York City Industrial Development Agency (New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	404,439
(Senior Trips) Series A 5.00% 7/1/22 (AMT)	350,000	373,832
Series A 5.00% 7/1/28	1,500,000	1,506,997
New York City Trust for Cultural Resources (Wildlife Conservation Society) Series A 5.00% 8/1/33	1,000,000	1,085,620
New York Liberty Development (World Trade Center Project) 5.00% 11/15/31	500,000	536,825
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series A 5.00% 6/1/18	500,000	584,115
Series B 5.00% 6/1/21	500,000	545,885

37

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	$537,620

		7,237,893

Local General Obligation Bonds – 7.88%
New York City Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,100,530
Series B 5.00% 8/1/27	1,000,000	1,125,300
Series G 5.00% 8/1/22	500,000	590,955
Subordinate Series A-1 5.00% 10/1/27	500,000	563,725
Subordinate Series C-1 5.00% 10/1/19	500,000	571,135
Subordinate Series I-1 5.375% 4/1/36	500,000	561,895
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,878
New York Dormitory Authority Revenue Non-State Supported Debt (School Districts Financing Program) Series A 5.00% 10/1/23	500,000	567,790
Series A 5.00% 10/1/25 (AGM)	500,000	551,140

		5,704,348

Pre-Refunded Bonds – 1.54%§
New York City Series D 5.00% 11/1/34-14	55,000	56,817
New York City Transitional Finance Authority (Future Tax Secured) Subordinated Series B 5.00% 11/1/18-17	335,000	382,141
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36-16	475,000	532,770
Triborough Bridge & Tunnel Authority Series C 5.00% 11/15/24-18	120,000	142,550

		1,114,278

38

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 17.45%
Brooklyn Arena Local Development (Barclays Center Project) 6.25% 7/15/40	500,000	$536,705
6.375% 7/15/43	500,000	538,575
6.50% 7/15/30	500,000	549,780
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	240,000	246,578
Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	532,510
New York City Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	600,000	605,496
New York City Transitional Finance Authority Revenue (Building Aid) Series S-1 5.00% 7/15/21	750,000	889,620
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,091,510
(Future Tax Secured) Fiscal 2011 5.00% 2/1/26	250,000	282,173
Fiscal 2011 5.25% 2/1/29	500,000	559,415
Series A1 5.00% 11/1/42	750,000	804,968
Series B1 5.00% 11/1/40	750,000	809,865
Series C 5.25% 11/1/25	500,000	588,470
Un-refunded Balance 5.00% 11/1/18	165,000	186,273
New York City Trust for Cultural Resources Revenue (Museum of Modern Art) Series A1 5.00% 4/1/31	1,000,000	1,102,770
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	569,370
New York Environmental Facilities Series A 5.25% 12/15/19	350,000	426,038
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	514,500
New York State Dormitory Authority General Purpose Series C 5.00% 3/15/34	500,000	546,635
Series E 4.00% 2/15/19	500,000	568,305
New York State Thruway Authority Series A 5.00% 3/15/27	500,000	576,100
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note - Senior Lien) Series A 5.00% 10/1/29	100,000	102,620

		12,628,276

39

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds – 0.94%
New York City Series E 5.00% 8/1/28	125,000	$137,324
New York State Series A 5.00% 3/1/38	500,000	540,035

		677,359

Transportation Revenue Bonds – 8.97%
Metropolitan Transportation Authority Revenue Series 2008C 6.50% 11/15/28	200,000	238,584
Series C 5.00% 11/15/32	500,000	536,645
Series D 5.00% 11/15/32	500,000	536,645
Series D 5.25% 11/15/27	500,000	553,820
Series F 5.00% 11/15/15	150,000	162,434
New York State Thruway Authority General Revenue Series I 5.00% 1/1/32	700,000	748,384
New York State Thruway Authority Revenue Series H 5.00% 1/1/30 (NATL-RE)	750,000	812,948
Port Authority of New York & New Jersey (Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	273,458
(JFK International Air Terminal) 6.00% 12/1/42	700,000	763,952
6.50% 12/1/28	550,000	575,262
Triborough Bridge & Tunnel Authority Series B 5.00% 11/15/20	1,000,000	1,195,140
Series C 5.00% 11/15/24	80,000	91,718

		6,488,990

Water & Sewer Revenue Bonds – 3.95%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Fiscal 2009 Series A 5.75% 6/15/40	200,000	225,014
Series FF-2 5.50% 6/15/40	250,000	271,265
(Second General Resolution) Fiscal 2012 Series BB 5.25% 6/15/44	500,000	539,225
Series HH 5.00% 6/15/32	500,000	545,720
New York State Environmental Facilities Revenue Clean Water & Drinking Revolving Funds 5.00% 6/15/30	500,000	557,620
Series E 5.00% 5/15/20	600,000	720,792

		2,859,636

Total Municipal Bonds (cost $69,681,323)		71,598,710

Total Value of Securities – 98.93% (cost $69,681,323)		$71,598,710

40

(Unaudited)

¡	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

41

Statements of assets and liabilities
February 28, 2014 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$86,639,915	$94,255,499	$188,422,027
Short-term investments, at value[2]	730,000	757,010	1,100,893
Cash	144,397	—	19,961
Interest receivable	937,643	1,251,493	2,320,275
Receivables for fund shares sold	18,500	148,756	159,970

Total assets	88,470,455	96,412,758	192,023,126

Liabilities:
Cash overdraft	—	35,500	—
Payable for fund shares redeemed	215,575	50,100	39,391
Income distribution payable	55,429	54,018	115,250
Payable for securities purchased	—	1,750,000	—
Investment management fees payable	25,643	27,984	62,136
Distribution fees payable	20,422	27,016	43,710
Other accrued expenses	15,180	38,221	14,276
Other affiliates payable	1,175	1,230	6,202
Trustees’ fees and expenses payable	583	625	1,273

Total liabilities	334,007	1,984,694	282,238

Total Net Assets	$88,136,448	$94,428,064	$191,740,888

Net Assets Consist of:
Paid-in capital	$87,693,175	$92,693,367	$190,335,147
Undistributed net investment income	34,095	20,517	359,643
Accumulated net realized loss on investments	(2,064,138)	(2,156,060)	(7,381,625)
Net unrealized appreciation of investments	2,473,316	3,870,240	8,427,723

Total Net Assets	$88,136,448	$94,428,064	$191,740,888

[1]Investments, at cost	$84,166,599	$90,385,259	$179,994,304
[2]Short-term investments, at cost	730,000	757,010	1,100,893

42

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Net Asset Value

Class A:
Net assets	$81,851,490	$78,495,996	$179,479,984
Shares of beneficial interest outstanding, unlimited authorization, no par	7,397,983	6,746,230	16,431,005
Net asset value per share	$11.06	$11.64	$10.92
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.58	$12.19	$11.43

Class B:
Net assets	$74,343	$307,980	$11,224
Shares of beneficial interest outstanding, unlimited authorization, no par	6,714	26,358	1,027
Net asset value per share	$11.07	$11.68	$10.93

Class C:
Net assets	$6,208,515	$15,621,977	$12,247,573
Shares of beneficial interest outstanding, unlimited authorization, no par	559,633	1,340,375	1,118,215
Net asset value per share	$11.09	$11.65	$10.95

Institutional Class:
Net assets	$2,100	$2,111	$2,107
Shares of beneficial interest outstanding, unlimited authorization, no par	189.80	181.45	193
Net asset value per share	$11.06	$11.63	$10.92

See accompanying notes, which are an integral part of the financial statements.

43

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Assets:
Investments, at value[1]	$104,929,988	$71,598,710
Short-term investments, at value[2]	1,851,347	—
Cash	—	541,986
Interest receivable	1,628,833	813,600
Receivables for fund shares sold	26,581	64,544
Receivables for securities sold	—	171,155

Total assets	108,436,749	73,189,995

Liabilities:
Cash overdraft	162,473	—
Income distribution payable	56,313	36,739
Payable for fund shares redeemed	52,747	14,929
Payable for securities purchased	—	686,784
Distribution fees payable	38,288	24,618
Investment management fees payable	36,342	18,121
Other accrued expenses	17,906	33,790
Other affiliates payable	4,234	4,177
Trustees’ fees and expenses payable	715	478

Total liabilities	369,018	819,636

Total Net Assets	$108,067,731	$72,370,359

Net Assets Consist of:
Paid-in capital	$109,506,173	$71,918,982
Undistributed (Distributions in excess of) net investment income	(14,037)	1,116
Accumulated net realized loss on investments	(4,899,053)	(1,467,126)
Net unrealized appreciation of investments	3,474,648	1,917,387

Total Net Assets	$108,067,731	$72,370,359

[1]Investments, at cost	$101,455,340	$69,681,323
[2]Short-term investments, at cost	1,851,347	—

44

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund

Net Asset Value

Class A:
Net assets	$76,975,399	$53,516,996
Shares of beneficial interest outstanding, unlimited authorization, no par	6,815,246	4,852,220
Net asset value per share	$11.29	$11.03
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.82	$11.55

Class B:
Net assets	$192,421	$15,175
Shares of beneficial interest outstanding, unlimited authorization, no par	17,066	1,378
Net asset value per share	$11.28	$11.01

Class C:
Net assets	$30,897,823	$18,836,082
Shares of beneficial interest outstanding, unlimited authorization, no par	2,737,645	1,711,961
Net asset value per share	$11.29	$11.00

Institutional Class:
Net assets	$2,088	$2,106
Shares of beneficial interest outstanding, unlimited authorization, no par	184.80	191
Net asset value per share	$11.30	$11.03

See accompanying notes, which are an integral part of the financial statements.

45

Statements of operations
Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$2,135,858	$2,251,275	$4,506,653

Expenses:
Management fees	222,145	271,686	537,946
Distribution expenses – Class A	103,149	102,156	228,794
Distribution expenses – Class B	461	1,566	99
Distribution expenses – Class C	31,418	84,106	63,297
Dividend disbursing and transfer agent fees and expenses	26,911	36,709	63,287
Audit and tax	16,968	16,968	16,967
Accounting and administration expenses	16,534	18,402	36,404
Reports and statements to shareholders	8,242	6,786	13,892
Registration fees	7,820	6,542	9,588
Legal fees	6,146	5,996	12,082
Trustees’ fees and expenses	2,417	2,702	5,278
Custodian fees	944	1,606	3,090
Other	6,076	7,249	9,727

	449,231	562,474	1,000,451
Less expenses waived	(51,747)	(92,551)	(130,270)
Less waived distribution expenses – Class B	(346)	(1,175)	(74)
Less expense paid indirectly	(12)	(9)	(31)

Total operating expenses	397,126	468,739	870,076

Net Investment Income	1,738,732	1,782,536	3,636,577

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(2,154,211)	(1,755,804)	(4,622,904)
Net change in unrealized appreciation (depreciation) of investments	5,407,515	6,349,258	12,569,242

Net Realized and Unrealized Gain	3,253,304	4,593,454	7,946,338

Net Increase in Net Assets Resulting from Operations	$4,992,036	$6,375,990	$11,582,915

See accompanying notes, which are an integral part of the financial statements.

46

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund

Investment Income:
Interest	$2,467,928	$1,533,380

Expenses:
Management fees	309,682	204,155
Distribution expenses – Class A	101,058	68,127
Distribution expenses – Class B	1,252	505
Distribution expenses – Class C	158,026	98,395
Dividend disbursing and transfer agent fees and expenses	40,362	32,084
Accounting and administration expenses	20,979	13,820
Audit and tax	16,968	16,968
Reports and statements to shareholders	7,410	5,782
Legal fees	6,705	4,486
Registration fees	5,467	8,207
Trustees’ fees and expenses	3,046	2,005
Custodian fees	1,769	864
Other	6,902	7,980

	679,626	463,378
Less expenses waived	(63,887)	(91,852)
Less waived distribution expenses – Class B	(760)	(379)
Less expense paid indirectly	(22)	(9)

Total operating expenses	614,957	371,138

Net Investment Income	1,852,971	1,162,242

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(3,493,152)	(1,273,075)
Net change in unrealized appreciation (depreciation) of investments	6,612,498	4,424,381

Net Realized and Unrealized Gain	3,119,346	3,151,306

Net Increase in Net Assets Resulting from Operations	$4,972,317	$4,313,548

See accompanying notes, which are an integral part of the financial statements.

47

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,738,732	$4,013,649
Net realized gain (loss)	(2,154,211)	506,262
Net change in unrealized appreciation (depreciation)	5,407,515	(11,342,703)

Net increase (decrease) in net assets resulting from operations	4,992,036	(6,822,792)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,627,725)	(3,775,830)
Class B	(1,820)	(6,076)
Class C	(100,387)	(220,080)
Institutional Class	(14)	—

Net realized gain:
Class A	(209,767)	(976,137)
Class B	(232)	(2,084)
Class C	(15,880)	(69,528)

	(1,955,825)	(5,049,735)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,007,032	6,166,177
Class B	48	—
Class C	107,141	1,155,077
Institutional Class	2,033	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,433,417	3,708,854
Class B	2,052	7,855
Class C	99,845	238,865
Institutional Class	12	—

	5,651,580	11,276,828

48

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,300,603)	$(14,895,352)
Class B	(34,519)	(111,244)
Class C	(697,453)	(1,201,863)

	(11,032,575)	(16,208,459)

Decrease in net assets derived from capital share transactions	(5,380,995)	(4,931,631)

Net Decrease in Net Assets	(2,344,784)	(16,804,158)

Net Assets:
Beginning of period	90,481,232	107,285,390

End of period	$88,136,448	$90,481,232

Undistributed net investment income	$34,095	$25,309

See accompanying notes, which are an integral part of the financial statements.

49

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,782,536	$4,363,140
Net realized loss	(1,755,804)	(49,471)
Net change in unrealized appreciation (depreciation)	6,349,258	(11,490,872)

Net increase (decrease) in net assets resulting from operations	6,375,990	(7,177,203)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,524,003)	(3,739,575)
Class B	(5,822)	(22,335)
Class C	(250,944)	(595,354)
Institutional Class	(13)	—

	(1,780,782)	(4,357,264)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,300,996	23,311,641
Class B	—	204
Class C	686,842	6,342,070
Institutional Class	2,034	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,325,833	3,134,159
Class B	5,746	18,811
Class C	218,784	500,813
Institutional Class	11	—

	6,540,246	33,307,698

50

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,193,024)	$(29,518,188)
Class B	(170,233)	(421,462)
Class C	(4,316,933)	(5,416,705)

	(20,680,190)	(35,356,355)

Decrease in net assets derived from capital share transactions	(14,139,944)	(2,048,657)

Net Decrease in Net Assets	(9,544,736)	(13,583,124)

Net Assets:
Beginning of period	103,972,800	117,555,924

End of period	$94,428,064	$103,972,800

Undistributed net investment income	$20,517	$18,763

See accompanying notes, which are an integral part of the financial statements.

51

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,636,577	$8,608,349
Net realized loss	(4,622,904)	(1,120,803)
Net change in unrealized appreciation (depreciation)	12,569,242	(22,951,343)

Net increase (decrease) in net assets resulting from operations	11,582,915	(15,463,797)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,438,406)	(8,172,705)
Class B	(376)	(2,123)
Class C	(190,696)	(445,050)
Institutional Class	(14)	—

	(3,629,492)	(8,619,878)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,984,811	15,189,121
Class B	7,592	—
Class C	426,529	3,693,552
Institutional Class	2,032	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,918,855	6,438,351
Class B	376	1,894
Class C	171,237	392,636
Institutional Class	12	—

	5,511,444	25,715,554

52

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,169,519)	$(39,656,800)
Class B	(12,162)	(156,936)
Class C	(2,656,383)	(2,946,532)

	(25,838,064)	(42,760,268)

Decrease in net assets derived from capital share transactions	(20,326,620)	(17,044,714)

Net Decrease in Net Assets	(12,373,197)	(41,128,389)

Net Assets:
Beginning of period	204,114,085	245,242,474

End of period	$191,740,888	$204,114,085

Undistributed net investment income	$359,643	$352,558

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,852,971	$5,129,639
Net realized loss	(3,493,152)	(263,420)
Net change in unrealized appreciation (depreciation)	6,612,498	(15,278,142)

Net increase (decrease) in net assets resulting from operations	4,972,317	(10,411,923)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,412,648)	(4,005,284)
Class B	(4,196)	(11,315)
Class C	(433,508)	(1,119,053)
Institutional Class	(12)	—

	(1,850,364)	(5,135,652)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,890,329	14,828,230
Class B	—	33
Class C	909,776	6,807,031
Institutional Class	2,034	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,171,192	3,077,403
Class B	4,196	11,180
Class C	407,661	1,011,370
Institutional Class	11	—

	4,385,199	25,735,247

54

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,867,969)	$(38,066,213)
Class B	(115,384)	(258,729)
Class C	(4,526,833)	(11,137,179)

	(20,510,186)	(49,462,121)

Decrease in net assets derived from capital share transactions	(16,124,987)	(23,726,874)

Net Decrease in Net Assets	(13,003,034)	(39,274,449)

Net Assets:
Beginning of period	121,070,765	160,345,214

End of period	$108,067,731	$121,070,765

Distributions in excess of net investment income	$(14,037)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

55

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,162,242	$2,714,881
Net realized loss	(1,273,075)	(212,947)
Net change in unrealized appreciation (depreciation)	4,424,381	(8,805,762)

Net increase (decrease) in net assets resulting from operations	4,313,548	(6,303,828)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(905,715)	(2,130,614)
Class B	(1,686)	(5,571)
Class C	(253,062)	(573,106)
Institutional Class	(12)	—
Net realized gain:
Class A	—	(99,909)
Class B	—	(329)
Class C	—	(35,053)

	(1,160,475)	(2,844,582)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,083,344	37,913,159
Class B	28	264
Class C	341,772	9,149,620
Institutional Class	2,033	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	827,630	1,947,901
Class B	1,671	4,591
Class C	189,672	462,396
Institutional Class	10	—

	4,446,160	49,477,931

56

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,526,996)	$(28,761,447)
Class B	(126,710)	(167,487)
Class C	(3,681,203)	(6,592,503)

	(14,334,909)	(35,521,437)

Increase (decrease) in net assets derived from capital share transactions	(9,888,749)	13,956,494

Net Increase (Decrease) in Net Assets	(6,735,676)	4,808,084

Net Assets:
Beginning of period	79,106,035	74,297,951

End of period	$72,370,359	$79,106,035

Undistributed (distributions in excess of) net investment income	$1,116	$(651)

See accompanying notes, which are an integral part of the financial statements.

57

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net asset prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.690	$12.010	$11.340	$11.760	$11.090	$10.930

0.214	0.450	0.460	0.445	0.447	0.431
0.395	(1.206)	0.670	(0.394)	0.668	0.158

0.609	(0.756)	1.130	0.051	1.115	0.589

(0.212)	(0.448)	(0.457)	(0.444)	(0.445)	(0.429)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.239)	(0.564)	(0.460)	(0.471)	(0.445)	(0.429)

$11.060	$10.690	$12.010	$11.340	$11.760	$11.090

5.76%	(6.62% )	10.15%	0.57%	10.27%	5.64%

$81,851	$83,896	$99,953	$95,487	$108,214	$113,689
0.84%	0.84%	0.84%	0.87%	0.86%	0.75%
0.96%	0.94%	0.90%	0.93%	0.92%	0.91%
3.97%	3.83%	3.94%	3.98%	3.94%	4.07%
3.85%	3.73%	3.88%	3.92%	3.88%	3.91%
6%	18%	34%	32%	15%	27%

59

Financial highlights

Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

    (

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.700	$12.020	$11.340	$11.760	$11.100	$10.940

0.209	0.400	0.373	0.361	0.362	0.352
0.401	(1.205)	0.680	(0.394)	0.658	0.158

0.610	(0.805)	1.053	(0.033)	1.020	0.510

(0.213)	(0.399)	(0.370)	(0.360)	(0.360)	(0.350)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.240)	(0.515)	(0.373)	(0.387)	(0.360)	(0.350)

$11.070	$10.700	$12.020	$11.340	$11.760	$11.100

5.76%	(6.99% )	9.42%	(0.18% )	9.35%	4.85%

$74	$103	$224	$757	$2,917	$6,509
0.84%	1.27%	1.59%	1.62%	1.61%	1.50%

1.71%	1.69%	1.65%	1.68%	1.67%	1.66%
3.97%	3.40%	3.19%	3.23%	3.19%	3.32%

3.10%	2.98%	3.13%	3.17%	3.13%	3.16%
6%	18%	34%	32%	15%	27%

61

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.720	$12.040	$11.370	$11.790	$11.120	$10.960

0.174	0.362	0.373	0.362	0.363	0.352
0.396	(1.205)	0.670	(0.394)	0.668	0.158

0.570	(0.843)	1.043	(0.032)	1.031	0.510

(0.173)	(0.361)	(0.370)	(0.361)	(0.361)	(0.350)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.200)	(0.477)	(0.373)	(0.388)	(0.361)	(0.350)

$11.090	$10.720	$12.040	$11.370	$11.790	$11.120

5.36%	(7.30% )	9.31%	(0.17% )	9.43%	4.84%

$6,209	$6,482	$7,108	$6,801	$7,995	$7,257
1.59%	1.59%	1.59%	1.62%	1.61%	1.50%
1.71%	1.69%	1.65%	1.68%	1.67%	1.66%
3.22%	3.08%	3.19%	3.23%	3.19%	3.32%
3.10%	2.98%	3.13%	3.17%	3.13%	3.16%
6%	18%	34%	32%	15%	27%

63

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$10.770

Income from investment operations:
Net investment income	0.096
Net realized and unrealized gain	0.286

Total from investment operations	0.382

Less dividends and distributions from:
Net investment income	(0.092)

Total dividends and distributions	(0.092)

Net asset value, end of period	$11.060

Total return[2]	3.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	4.20%
Ratio of net investment income to average net assets prior to fees waived	4.08%
Portfolio turnover	6%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

64

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Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.110	$12.210	$11.170	$11.570	$10.620	$10.800

0.210	0.439	0.484	0.476	0.497	0.448
0.529	(1.100)	1.039	(0.401)	0.950	(0.182)

0.739	(0.661)	1.523	0.075	1.447	0.266

(0.209)	(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

(0.209)	(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

$11.640	$11.110	$12.210	$11.170	$11.570	$10.620

6.71%	(5.63% )	13.90%	0.83%	13.92%	2.74%

$78,496	$85,269	$97,821	$67,047	$72,902	$61,132
0.82%	0.82%	0.82%	0.82%	0.82%	0.88%
1.01%	0.99%	0.97%	0.98%	0.98%	0.97%
3.74%	3.62%	4.10%	4.36%	4.48%	4.42%
3.55%	3.45%	3.95%	4.20%	4.32%	4.33%
4%	38%	32%	44%	35%	59%

67

Financial highlights

Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.150	$12.260	$11.210	$11.610	$10.670	$10.840

0.211	0.390	0.398	0.395	0.416	0.373
0.529	(1.110)	1.049	(0.401)	0.940	(0.172)

0.740	(0.720)	1.447	(0.006)	1.356	0.201

(0.210)	(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

(0.210)	(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

$11.680	$11.150	$12.260	$11.210	$11.610	$10.670

6.69%	(6.07% )	13.10%	0.09%	12.93%	2.07%
$308	$456	$905	$1,307	$3,254	$4,938

0.82%	1.26%	1.57%	1.57%	1.57%	1.63%
1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
3.74%	3.18%	3.35%	3.61%	3.73%	3.67%
2.80%	2.70%	3.20%	3.45%	3.57%	3.58%
4%	38%	32%	44%	35%	59%

69

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.120	$12.230	$11.180	$11.590	$10.640	$10.810

0.168	0.349	0.397	0.394	0.415	0.373
0.530	(1.110)	1.049	(0.411)	0.950	(0.172)

0.698	(0.761)	1.446	(0.017)	1.365	0.201

(0.168)	(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

(0.168)	(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

$11.650	$11.120	$12.230	$11.180	$11.590	$10.640

6.31%	(6.41% )	13.13%	(0.01% )	13.06%	2.07%

$15,622	$18,248	$18,830	$14,863	$15,526	$13,530
1.57%	1.57%	1.57%	1.57%	1.57%	1.63%
1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
2.99%	2.87%	3.35%	3.61%	3.73%	3.67%
2.80%	2.70%	3.20%	3.45%	3.57%	3.58%
4%	38%	32%	44%	35%	59%

71

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$11.270

Income from investment operations:
Net investment income	0.093
Net realized and unrealized gain	0.358

Total from investment operations	0.451

Less dividends and distributions from:
Net investment income	(0.091)

Total dividends and distributions	(0.091)

Net asset value, end of period	$11.630

Total return[2]	4.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.57%
Ratio of expenses to average net assets prior to fees waived	0.76%
Ratio of net investment income to average net assets	3.88%
Ratio of net investment income to average net assets prior to fees waived	3.69%
Portfolio turnover	4%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

72

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Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.490	$11.640	$10.880	$11.260	$10.600	$10.640

0.201	0.412	0.444	0.460	0.455	0.452
0.428	(1.149)	0.758	(0.397)	0.661	(0.041)

0.629	(0.737)	1.202	0.063	1.116	0.411

(0.199)	(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

(0.199)	(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

$10.920	$10.490	$11.640	$10.880	$11.260	$10.600

6.04%	(6.56% )	11.23%	0.71%	10.74%	4.11%

$179,480	$190,311	$230,787	$216,151	$237,545	$226,393
0.84%	0.84%	0.84%	0.88%	0.93%	0.90%
0.97%	0.96%	0.93%	0.95%	0.95%	0.95%
3.77%	3.60%	3.91%	4.30%	4.16%	4.43%
3.64%	3.48%	3.82%	4.23%	4.14%	4.38%
14%	21%	24%	26%	17%	27%

75

Financial highlights

Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.500	$11.650	$10.890	$11.270	$10.610	$10.640

0.202	0.364	0.360	0.380	0.373	0.375
0.427	(1.149)	0.758	(0.397)	0.661	(0.031)

0.629	(0.785)	1.118	(0.017)	1.034	0.344

(0.199)	(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

(0.199)	(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

$10.930	$10.500	$11.650	$10.890	$11.270	$10.610

6.04%	(6.93% )	10.41%	(0.04% )	9.91%	3.43%

$11	$15	$173	$609	$1,429	$2,693
0.84%	1.41%	1.59%	1.63%	1.68%	1.65%
1.72%	1.71%	1.68%	1.70%	1.70%	1.70%
3.77%	3.03%	3.16%	3.55%	3.41%	3.68%
2.89%	2.73%	3.07%	3.48%	3.39%	3.63%
14%	21%	24%	26%	17%	27%

77

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.520	$11.670	$10.910	$11.290	$10.630	$10.660

0.162	0.327	0.360	0.381	0.374	0.375
0.427	(1.149)	0.758	(0.397)	0.661	(0.031)

0.589	(0.822)	1.118	(0.016)	1.035	0.344

(0.159)	(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

(0.159)	(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

$10.950	$10.520	$11.670	$10.910	$11.290	$10.630

5.64%	(7.23% )	10.39%	(0.03% )	9.90%	3.43%

$12,248	$13,788	$14,282	$13,253	$15,155	$11,542
1.59%	1.59%	1.59%	1.63%	1.68%	1.65%
1.72%	1.71%	1.68%	1.70%	1.70%	1.70%
3.02%	2.85%	3.16%	3.55%	3.41%	3.68%
2.89%	2.73%	3.07%	3.48%	3.39%	3.63%
14%	21%	24%	26%	17%	27%

79

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.590

Income from investment operations:
Net investment income	0.109
Net realized and unrealized gain	0.310

Total from investment operations	0.419

Less dividends and distributions from:
Net investment income	(0.089)

Total dividends and distributions	(0.089)

Net asset value, end of period	$10.920

Total return[2]	3.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.72%
Ratio of net investment income to average net assets	4.03%
Ratio of net investment income to average net assets prior to fees waived	3.90%
Portfolio turnover	14% [3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

80

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Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.990	$12.240	$11.730	$12.120	$11.490	$11.260

0.193	0.419	0.438	0.438	0.431	0.436
0.300	(1.250)	0.509	(0.385)	0.633	0.228

0.493	(0.831)	0.947	0.053	1.064	0.664

(0.193)	(0.419)	(0.437)	(0.436)	(0.434)	(0.434)
—	—	—	(0.007)	—	—

(0.193)	(0.419)	(0.437)	(0.443)	(0.434)	(0.434)

$11.290	$10.990	$12.240	$11.730	$12.120	$11.490

4.51%	(6.99% )	8.21%	0.56%	9.44%	6.12%

$76,975	$87,537	$119,025	$98,821	$104,287	$86,445
0.88%	0.88%	0.88%	0.90%	0.94%	0.88%
0.99%	0.97%	0.94%	0.96%	0.96%	0.96%
3.50%	3.51%	3.65%	3.78%	3.66%	3.94%
3.39%	3.42%	3.59%	3.72%	3.64%	3.86%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.970	$12.220	$11.710	$12.100	$11.470	$11.240

0.184	0.329	0.348	0.350	0.343	0.353
0.310	(1.250)	0.509	(0.385)	0.633	0.228

0.494	(0.921)	0.857	(0.035)	0.976	0.581

(0.184)	(0.329)	(0.347)	(0.348)	(0.346)	(0.351)
—	—	—	(0.007)	—	—

(0.184)	(0.329)	(0.347)	(0.355)	(0.346)	(0.351)

$11.280	$10.970	$12.220	$11.710	$12.100	$11.470

4.53%	(7.71% )	7.41%	(0.19% )	8.64%	5.34%

$193	$298	$582	$912	$2,450	$3,359
1.02%	1.63%	1.63%	1.65%	1.69%	1.63%
1.74%	1.72%	1.69%	1.71%	1.71%	1.71%
3.36%	2.76%	2.90%	3.03%	2.91%	3.19%
2.64%	2.67%	2.84%	2.97%	2.89%	3.11%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.980	$12.230	$11.720	$12.110	$11.480	$11.250

0.151	0.329	0.348	0.351	0.342	0.353
0.310	(1.250)	0.509	(0.385)	0.633	0.228

0.461	(0.921)	0.857	(0.034)	0.975	0.581

(0.151)	(0.329)	(0.347)	(0.349)	(0.345)	(0.351)
—	—	—	(0.007)	—	—

(0.151)	(0.329)	(0.347)	(0.356)	(0.345)	(0.351)

$11.290	$10.980	$12.230	$11.720	$12.110	$11.480

4.22%	(7.70% )	7.41%	(0.20% )	8.63%	5.34%

$30,898	$33,236	$40,738	$35,797	$35,591	$19,176
1.63%	1.63%	1.63%	1.65%	1.69%	1.63%
1.74%	1.72%	1.69%	1.71%	1.71%	1.71%
2.75%	2.76%	2.90%	3.03%	2.91%	3.19%
2.64%	2.67%	2.84%	2.97%	2.89%	3.11%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$11.060

Income from investment operations:
Net investment income	0.087
Net realized and unrealized gain	0.239

Total from investment operations	0.326

Less dividends and distributions from:
Net investment income	(0.086)

Total dividends and distributions	(0.086)

Net asset value, end of period	$11.300

Total return[2]	2.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.63%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	3.69%
Ratio of net investment income to average net assets prior to fees waived	3.58%
Portfolio turnover	5%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.570	$11.670	$10.800	$11.150	$10.450	$10.300

0.178	0.374	0.426	0.406	0.429	0.409
0.459	(1.080)	0.867	(0.351)	0.700	0.148

0.637	(0.706)	1.293	0.055	1.129	0.557

(0.177)	(0.375)	(0.423)	(0.405)	(0.429)	(0.407)
—	(0.019)	—	—	—	—

(0.177)	(0.394)	(0.423)	(0.405)	(0.429)	(0.407)

$11.030	$10.570	$11.670	$10.800	$11.150	$10.450

6.08%	(6.27% )	12.18%	0.63%	11.02%	5.65%
$53,517	$57,816	$53,456	$37,051	$37,716	$22,780
0.80%	0.80%	0.80%	0.80%	0.80%	0.85%
1.05%	1.03%	1.01%	1.05%	1.07%	1.10%
3.33%	3.23%	3.77%	3.82%	3.94%	4.10%
3.08%	3.00%	3.56%	3.57%	3.67%	3.85%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.550	$11.650	$10.780	$11.120	$10.420	$10.270

0.178	0.325	0.341	0.326	0.347	0.334
0.459	(1.080)	0.867	(0.341)	0.700	0.148

0.637	(0.755)	1.208	(0.015)	1.047	0.482

(0.177)	(0.326)	(0.338)	(0.325)	(0.347)	(0.332)
—	(0.019)	—	—	—	—

(0.177)	(0.345)	(0.338)	(0.325)	(0.347)	(0.332)

$11.010	$10.550	$11.650	$10.780	$11.120	$10.420

6.08%	(6.67% )	11.36%	(0.04% )	10.21%	4.88%

$15	$138	$318	$477	$736	$1,018
0.80%	1.22%	1.55%	1.55%	1.55%	1.60%
1.80%	1.78%	1.76%	1.80%	1.82%	1.85%
3.33%	2.81%	3.02%	3.07%	3.19%	3.35%
2.33%	2.25%	2.81%	2.82%	2.92%	3.10%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.540	$11.640	$10.780	$11.120	$10.420	$10.270

0.137	0.286	0.340	0.326	0.346	0.333
0.460	(1.080)	0.857	(0.341)	0.700	0.148

0.597	(0.794)	1.197	(0.015)	1.046	0.481

(0.137)	(0.287)	(0.337)	(0.325)	(0.346)	(0.331)
—	(0.019)	—	—	—	—

(0.137)	(0.306)	(0.337)	(0.325)	(0.346)	(0.331)

$11.000	$10.540	$11.640	$10.780	$11.120	$10.420

5.70%	(7.00% )	11.26%	(0.04% )	10.20%	4.88%
$18,836	$21,152	$20,524	$14,235	$13,462	$5,651
1.55%	1.55%	1.55%	1.55%	1.55%	1.60%
1.80%	1.78%	1.76%	1.80%	1.82%	1.85%
2.58%	2.48%	3.02%	3.07%	3.19%	3.35%
2.33%	2.25%	2.81%	2.82%	2.92%	3.10%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.710

Income from investment operations:
Net investment income	0.082
Net realized and unrealized gain	0.319

Total from investment operations	0.401

Less dividends and distributions from:
Net investment income	(0.081)

Total dividends and distributions	(0.081)

Net asset value, end of period	$11.030

Total return[2]	3.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.55%
Ratio of expenses to average net assets prior to fees waived	0.76%
Ratio of net investment income to average net assets	3.50%
Ratio of net investment income to average net assets prior to fees waived	3.29%
Portfolio turnover	10% [3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2014 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$12	$9	$31	$22	$9

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.* The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,147	$2,387	$4,726	$2,721	$1,794

DSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amount charged by DSC for each Fund was as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$9,803	$10,900	$21,313	$12,424	$8,190

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to waive distribution and service fees of Class B shares to 0.25% of average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.**

As provided in the investment management agreement, each Fund bears the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Funds. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$1,351	$1,509	$2,974	$1,721	$1,137

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,316	$1,580	$4,083	$3,039	$1,819

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker / dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Class A	$ —	$ —	$ —	$ —	$ —
Class B	$ —	$ —	$ —	$ —	$ —
Class C	$ —	$ —	$ 23	$ 241	$ 1

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*	The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.
**	The contractual waiver period was March 1, 2013 through Dec. 29, 2014 for all Funds except Delaware Tax-Free Idaho Fund, which had a contractual waiver period of Oct. 1, 2013 through Dec. 29, 2014.

3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Purchases	$ 5,341,916	$ 3,888,570	$ 27,993,994	$ 5,013,962	$ 7,320,646
Sales	10,364,872	15,598,987	46,368,607	18,744,382	14,477,630

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Cost of investments	$84,896,599	$91,142,269	$181,095,197	$103,306,687	$69,681,323

Aggregate unrealized appreciation	$3,650,407	$4,821,744	$10,472,728	$4,681,313	$2,973,005
Aggregate unrealized depreciation	(1,177,091)	(951,504)	(2,045,005)	(1,206,665)	(1,055,618)

Net unrealized appreciation	$2,473,316	$3,870,240	$8,427,723	$3,474,648	$1,917,387

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
2014	$—	$—	$1,045,586	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—

Total	$—	$369,988	$1,089,764	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free California Fund	$49,068	$—
Delaware Tax-Free Idaho Fund	1,373,594	50,117

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$86,639,915
Short-Term Investments	730,000

Total	$87,369,915

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$94,255,499	$94,255,499
Short-Term Investments[1]	7,010	750,000	757,010

Total	$7,010	$95,005,499	$95,012,509

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$188,422,027	$188,422,027
Short-Term Investment	1,100,893	—	1,100,893

Total	$1,100,893	$188,422,027	$189,522,920

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$104,929,988	$104,929,988
Short-Term Investments[1]	931,347	920,000	1,851,347

Total	$931,347	$105,849,988	$106,781,335

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$71,598,710

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages for each Fund:

Short-Term Investments	Delaware Tax-Free California Fund	Delaware Tax-Free Idaho Fund
Level 1	0.93%	50.31%
Level 2	99.07%	49.69%

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/14	8/31/13	2/28/14	8/31/13	2/28/14	8/31/13
Shares sold:
Class A	367,137	517,896	378,657	1,895,678	185,231	1,305,960
Class B	4	—	—	16	717	—
Class C	9,738	96,751	60,231	516,107	39,784	316,391
Institutional Class	189	—	180	—	192	—
Shares issued upon reinvestment of dividends and distributions:
Class A	131,743	315,336	116,518	259,398	272,829	563,889
Class B	193	666	503	1,550	36	163
Class C	9,155	20,237	19,200	41,459	15,963	34,332
Institutional Class	1	—	1	—	1	—

	518,160	950,886	575,290	2,714,208	514,753	2,220,735

Shares redeemed:
Class A	(949,519)	(1,305,688)	(1,427,114)	(2,489,223)	(2,172,460)	(3,551,561)
Class B	(3,160)	(9,677)	(15,056)	(34,491)	(1,121)	(13,625)
Class C	(64,029)	(102,359)	(379,484)	(456,844)	(248,595)	(263,315)

	(1,016,708)	(1,417,724)	(1,821,654)	(2,980,558)	(2,422,176)	(3,828,501)

Net decrease	(498,548)	(466,838)	(1,246,364)	(266,350)	(1,907,423)	(1,607,766)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund

	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares sold:
Class A	169,621	1,228,035	285,169	3,276,521
Class B	—	3	3	23
Class C	81,608	562,814	31,990	784,042
Institutional Class	184	—	190	—
Shares issued upon reinvestment of dividends and distributions:
Class A	104,918	258,086	76,634	169,367
Class B	380	935	156	400
Class C	36,548	84,954	17,605	40,325
Institutional Class	1	—	1	—

	393,260	2,134,827	411,748	4,270,678

Shares redeemed:
Class A	(1,427,845)	(3,239,267)	(979,798)	(2,555,719)
Class B	(10,449)	(21,399)	(11,846)	(14,628)
Class C	(408,232)	(949,963)	(343,821)	(580,883)

	(1,846,526)	(4,210,629)	(1,335,465)	(3,151,230)

Net increase (decrease)	(1,453,266)	(2,075,802)	(923,717)	1,119,448

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and on the previous page and the statements of changes in net assets.

	Class B Shares	Six months ended 2/28/14 Class A Shares	Value	Class B Shares	Year ended 8/31/13 Class A Shares	Value
Delaware Tax-Free Arizona Fund	1,123	1,127	$12,201	2,470	2,475	$29,316
Delaware Tax-Free California Fund	129	129	1,455	14,747	14,809	179,698
Delaware Tax-Free Colorado Fund	—	—	—	5,589	5,602	64,739
Delaware Tax-Free Idaho Fund	1,559	1,558	17,326	2,674	2,674	32,278
Delaware Tax-Free New York Fund	—	—	—	303	302	3,512

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
11.54%	6.26%	14.17%	21.99%	3.38%

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the schedules of investments.

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 7, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 7, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 7, 2014